--------------                                                   --------------
                              SAFECO Mutual Funds


                               Fixed-Income Funds
                                 No-Load Class

                                 Taxable Bond Funds
        High-Yield Bond Fund................................................   2
        Intermediate-Term U.S. Treasury Fund................................   7
        GNMA Fund...........................................................   9
        Managed Bond Fund...................................................  11
                               Tax-Exempt Bond Funds
        Municipal Bond Market Overview......................................  15
        California Tax-Free Income Fund.....................................  16
        Municipal Bond Fund.................................................  20
        Intermediate-Term Municipal Bond Fund...............................  26
        Insured Municipal Bond Fund.........................................  30
                                 Money Market Funds
        Money Market Fund...................................................  34
        Tax-Free Money Market Fund..........................................  37


                               Semiannual Report


                                 June 30, 2000


--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

                          REPORT FROM THE FUND MANAGER
                          SAFECO High-Yield Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
ROBERT           The weakness experienced in the high-yield market during the
KERN first quarter of 2000 persisted into the second. As prices fell, yields climbed. However, the current very generous yields of this asset class were insufficient to overcome the continued price deterioration on the underlying bonds, and the high-yield market produced a negative return for the six months ended June
              30. Cash flowing out of high-yield mutual funds slowed, and turned positive, toward the end of the period. New issuance remained fairly light.

                Despite a very-strong finish, the Fund underperformed the
              Lipper Inc. average for high-yield funds and the Merrill Lynch High-Yield Index for the six-month reporting period. (However, without fees and expenses of 1.05%, the Fund outperformed the index, which has no fees or expenses, over the six months.)

   The Fund widely outperformed both measures in the second quarter of 2000 on two positive credit stories and the very thing that had handicapped it in the first quarter--its high percentage of high-quality single B-rated paper. Returning 1.4%, the single Bs turned in the best second quarter performance of the high-yield sector, while the first quarter's winners, the CCCs, returned-- 5.2%. At June 30, the Fund held 70% in single Bs, versus the index's 56% allocation.

   The positive credit stories were Tekni-Plex and Verio. Tekni-Plex, a specialty packaging manufacturer, was re-capitalized and its bonds were tendered at a significant premium. Verio, a provider of web-hosting services, climbed 15 points on news it would be acquired by NTT Corp.

   Having struggled for some time, Stage Stores deteriorated rapidly and the Fund was unable to sell the bonds before the retailer filed bankruptcy. Given that experience and operational concerns developing at Ames Department Stores, I opted to exit that position. Our remaining retailer, Big 5 Sporting Goods, continues to turn in good performance.

   The Fund purchased a new bond issue, Exodus Communications, priced to yield 11.625%. This company like, Verio, provides web-hosting, design and maintenance. With an $18 billion market cap, it's the largest independent in the business.

   Mohegan Tribal Gaming's BB rated bond was added for its stable underlying credit quality and good yield. The Mohegan's run the very profitable Mohegan Sun Casino, serving New York and Connecticut.

   The Fund's position in BB-rated names is being increased to strengthen the Fund's underlying credit quality. Bonds with large coupons, and shorter durations (sensitivity to changes in interest rates) will also be added for their defensive qualities.

   While I expect volatility to remain with us, the high-yield market still appears to be relatively cheap on a historic basis.

Robert Kern

--------------------------------------------------------------------------------

Robert Kern joined SAFECO in 1988 with BS degrees in business and accounting from the University of Washington and University of Puget Sound, respectively. Kern is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                            [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No Load Class

Average Annual Total Return
for the period ended June 30, 2000        Six-Month*   1 Year   5-Year  10-Year
-------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                 (1.84)%    0.75%     6.93%    8.86%

Merrill Lynch High-Yield master II Index    (1.00)%   (0.97)%    7.03%   10.83%

Lipper, Inc. (High Current Yield Funds)     (1.67)%   (0.79)%    6.49%    9.78%

*  Not Annualized

                                                     Merrill Lynch
                                    SAFECO              High Yield
                                High-Yield               Master II
                                 Bond Fund                   Index
                                ----------           -------------
         6/30/90                    10,000                  10,000
         7/31/90                    10,229                  10,251
         8/31/90                     9,916                   9,783
         9/30/90                     9,546                   9,380
        10/31/90                     9,239                   9,105
        11/30/90                     9,341                   9,201
        12/31/90                     9,436                   9,341
         1/31/91                     9,386                   9,532
         2/28/91                     9,773                  10,359
         3/31/91                    10,118                  10,872
         4/30/91                    10,427                  11,248
         5/31/91                    10,552                  11,291
         6/30/91                    10,666                  11,548
         7/31/91                    10,902                  11,858
         8/31/91                    11,114                  12,131
         9/30/91                    11,281                  12,302
        10/31/91                    11,542                  12,719
        11/30/91                    11,686                  12,856
        12/31/91                    11,728                  13,000
         1/31/92                    12,054                  13,439
         2/29/92                    12,263                  13,778
         3/31/92                    12,395                  13,972
         4/30/92                    12,388                  14,045
         5/31/92                    12,555                  14,252
         6/30/92                    12,717                  14,417
         7/31/92                    12,936                  14,697
         8/31/92                    13,096                  14,884
         9/30/92                    13,258                  15,042
        10/31/92                    12,997                  14,848
        11/30/92                    13,217                  15,076
        12/31/92                    13,355                  15,267
         1/31/93                    13,720                  15,632
         2/28/93                    13,992                  15,911
         3/31/93                    14,230                  16,181
         4/30/93                    14,333                  16,292
         5/31/93                    14,550                  16,504
         6/30/93                    14,825                  16,812
         7/31/93                    14,999                  16,981
         8/31/93                    15,101                  17,136
         9/30/93                    15,152                  17,212
        10/31/93                    15,367                  17,540
        11/30/93                    15,485                  17,631
        12/31/93                    15,613                  17,817
         1/31/94                    15,908                  18,201
         2/28/94                    15,830                  18,075
         1/31/94                    15,908                  18,201
         2/28/94                    15,830                  18,075
         3/31/94                    15,270                  17,491
         4/30/94                    15,147                  17,273
         5/31/94                    15,285                  17,236
         6/30/94                    15,352                  17,314
         7/31/94                    15,346                  17,428
         8/31/94                    15,403                  17,557
         9/30/94                    15,397                  17,554
        10/31/94                    15,335                  17,599
        11/30/94                    15,134                  17,448
        12/31/94                    15,262                  17,632
         1/31/95                    15,441                  17,879
         2/28/95                    15,766                  18,452
         3/31/95                    15,910                  18,702
         4/30/95                    16,211                  19,186
         5/31/95                    16,636                  19,777
         6/30/95                    16,720                  19,911
         7/31/95                    16,942                  20,170
         8/31/95                    16,950                  20,276
         9/30/95                    17,157                  20,516
        10/31/95                    17,394                  20,685
        11/30/95                    17,423                  20,890
        12/31/95                    17,649                  21,240
         1/31/96                    17,871                  21,595
         2/29/96                    18,043                  21,661
         3/31/96                    17,984                  21,572
         4/30/96                    18,020                  21,603
         5/31/96                    18,133                  21,758
         6/30/96                    18,179                  21,855
         7/31/96                    18,369                  21,988
         8/31/96                    18,629                  22,262
         9/30/96                    19,007                  22,780
        10/31/96                    19,080                  22,977
        11/30/96                    19,363                  23,439
        12/31/96                    19,482                  23,633
         1/31/97                    19,645                  23,811
         2/28/97                    20,006                  24,178
         3/31/97                    19,588                  23,845
         4/30/97                    19,738                  24,151
         5/31/97                    20,277                  24,659
         6/30/97                    20,587                  25,040
         7/31/97                    21,118                  25,704
         8/31/97                    21,129                  25,673
         9/30/97                    21,494                  26,135
        10/31/97                    21,479                  26,268
        11/30/97                    21,679                  26,514
        12/31/97                    21,975                  26,769
         1/31/98                    22,438                  27,195
         2/28/98                    22,538                  27,306
         3/31/98                    22,808                  27,565
         4/30/98                    22,733                  27,684
         5/31/98                    22,836                  27,850
         6/30/98                    22,934                  27,994
         7/31/98                    23,233                  28,172
         8/31/98                    21,810                  26,750
         9/30/98                    22,173                  26,820
        10/31/98                    21,920                  26,247
        11/30/98                    22,866                  27,609
        12/31/98                    22,953                  27,559
         1/31/99                    23,244                  27,931
         2/28/99                    23,265                  27,741
         3/31/99                    23,580                  28,064
         4/30/99                    24,037                  28,577
         5/31/99                    23,405                  28,315
         6/30/99                    23,202                  28,245
         7/31/99                    23,218                  28,283
         8/31/99                    23,103                  27,984
         9/30/99                    23,012                  27,872
        10/31/99                    23,097                  27,720
        11/30/99                    23,515                  28,082
        12/31/99                    23,801                  28,252
         1/31/00                    23,482                  28,143
         2/29/00                    23,392                  28,203
         3/31/00                    22,936                  27,789
         4/30/00                    23,097                  27,790
         5/31/00                    22,799                  27,440
         6/30/00                    23,374                  27,970

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
                                   HIGHLIGHTS
-------------------------------------------------------------------------------


  Current Yield (30-day)....     10.16%
  Weighted Average Maturity.  6.5 years


                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc................................ 2.9%
 (Auto Parts & Equipment)
Verio, Inc. ............................................................... 2.7
 (Services - Computer Systems)
The Scotts Co. (144A) ..................................................... 2.4
 (Agricultural Products)
Metromedia Fiber Network, Inc.............................................. 2.3
 (Telephone)
Perkins Family Restaurants................................................. 2.3
 (Restaurants)

TOP FIVE PURCHASES                                                       Cost
For the period ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Lennar Corp. (144A)..................................................... $1,385
Level 3 Communications, Inc. ...........................................  1,066
Spectrasite Holdings, Inc. .............................................  1,053
Crown Castle International Corp.........................................  1,021
Tenet Healthcare Corp. (144A)...........................................  1,009

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Vintage Petroleum Corp. ................................................ $1,809
Tekni-Plex, Inc.........................................................  1,702
Allied Waste Industries.................................................  1,635
Bresnan Communication Group, Inc........................................  1,604
Criimi Mae Commercial Mortgage Trust....................................  1,502

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone..................................................................  16%
Broadcasting (TV, Radio & Cable)...........................................  15
Telecommunications (Long Distance).........................................   7
Auto Parts and Equipment...................................................   4
Agricultural Products......................................................   4

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

       [PIE CHART]

1  Not Rated: 1%
2  Preferred Stock: 7%
3  Cash & Other: 8%
4  BB: 13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                VALUE
 (000's)                                                              (000's)
-----------------------------------------------------------------------------
 CORPORATE BONDS - 84.6%

 Agricultural Products - 3.9%
  $1,000    Sun World International, Inc.                             $   951
            11.25%, due 4/15/04
   1,600 #  The Scotts Company                                          1,536
            (Class A) (144A) 8.625%, due 1/15/09 (acquired 1/14/99)

 Air Freight - 2.3%
   1,500    Atlas Air, Inc.                                             1,440
            9.375%, due 11/15/06

 Airlines - 1.5%
   1,000    Northwest Airlines, Inc.                                      950
            8.52%, due 4/07/04

 Aluminum - 1.5%
   1,000    Commonwealth Aluminum Corp.                                   960
            10.75%, due 10/01/06

 Auto Parts & Equipment - 4.2%
   2,000    American Axle & Manufacturing Holdings, Inc.                1,865
            9.75%, due 3/01/09
   1,000    Hayes Lemmerz International, Inc.                             845
            8.25%, due 12/15/08

 Broadcasting (TV, Radio & Cable) - 11.6%
   1,000    Adelphia Communications Corp.                                 972
            9.875%, due 3/01/05
     319    AMFM Operating, Inc.                                          373
            12.625%, due 10/31/06
   1,000 #  Callahan Nordrhien Westfalen                                  462
            (144A) 16.00%, beg. 7/15/05 Step Bond due 7/15/10
            (acquired 6/29/00)
   1,000    Chancellor Media Corp.                                      1,030
            9.00%, due 10/01/08
   1,000    Charter Communications Holdings                               879
            8.625%, due 4/01/09
     250    Classic Cable, Inc.                                           218
            9.375%, due 8/01/09
     500    Echostar DBS Corp.                                            486
            9.25%, due 2/01/06
     500    Echostar DBS Corp.                                            480
            9.375%, due 2/01/09
   2,000 #  Spectrasite Holdings, Inc.                                  1,090
            12.875%, beg. 3/15/05 Step Bond due 3/15/10 (144A)
            (acquired 5/01/00)
     500    Telewest Communications, plc                                  474
            11.00%, beg. 10/01/00 Step Bond due 10/01/07
   1,000    Young Broadcasting, Inc.                                      940
            9.00%, due 1/15/06

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Communication Equipment - 2.7%
  $1,500    National Equipment Services, Inc.                            $ 1,245
            (Series B) 10.00%, due 11/30/04
     500    National Equipment Services, Inc.                                415
            (Series D) 10.00%, due 11/30/04

 Computers (Software & Services) - 2.2%
   1,500    PSINet, Inc.                                                   1,387
            11.00%, due 8/01/09

 Containers & Packaging (Paper) - 1.5%
     500    Packaging Corporation of America                                 496
            9.625%, due 4/01/09
     500    Printpak, Inc.                                                   465
            10.625%, due 8/15/06

 Entertainment - 2.7%
     500    Cinemark USA, Inc.                                               260
            (Series B) 9.625%, due 8/01/08
     500    Cinemark USA, Inc.                                               260
            260 (Series D) 9.625%, due 8/01/08
   1,250    Premier Parks, Inc.                                            1,175
            9.25%, due 4/01/06

 Gaming, Lottery & Parimutuel Companies - 2.3%
   1,000    Mohegan Tribal Gaming Authority                                  950
            8.75%, due 1/01/09
     500 #  Station Casinos, Inc.                                            501
            9.875%, due 7/01/10 (144A) (acquired 06/29/00)

 Health Care (Hospital Management) - 1.6%
   1,000#   Tenet Healthcare Corp.                                         1,007
            (144A) 9.25%, due 9/01/10 (acquired 06/27/00)

 Household Furnishings & Appliances - 1.1%
   1,000    Holmes Products Corp.                                            700
            9.875%, due 11/15/07

 Manufacturing (Diversified) - 2.8%
   1,000    Nortek, Inc.                                                     905
            8.875%, due 8/01/08
   1,000    Tenneco, Inc.                                                    890
            11.625%, due 10/15/09

 Manufacturing (Specialized) - 2.2%
   1,500    Flextronics International, Ltd.                                1,417
            8.75%, due 10/15/07


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 Oil & Gas (Drilling & Equipment) - 2.1%
  $1,500    Newpark Resources, Inc.                                     $ 1,309
            8.625%, due 12/15/07

 Oil & Gas (Exploration & Production) - 2.3%
   1,000    Ocean Energy, Inc.                                              970
            8.375%, due 7/01/08
     500    Vintage Petroleum Corp.                                         509
            9.75%, due 6/30/09

 Power Producers (Independent) - 1.6%
   1,000    AES Corp.                                                       980
            9.50%, due 6/01/09

 Restaurants - 2.3%
   1,500    Perkins Family Restaurants                                    1,440
            10.125%, due 12/15/07

 Retail (Department Stores) - 0.0%
   1,440    Specialty Retailers, Inc.                                        18
            9.00%, due 7/15/07

 Retail (Specialty) - 1.8%
   1,250    Big 5 Corp.                                                   1,148
            10.875%, due 11/15/07

 Services (Advertising/Marketing) - 1.6%
   1,000    Lamar Advertising Co.                                         1,005
            9.625%, due 12/01/06

 Services (Commercial & Consumer) - 2.8%
   1,000    Bally Total Fitness Holdings                                    905
            9.875%, due 10/15/07
   1,000    United Rentals, Inc.                                            902
            (Series B) 9.25%, due 1/15/09

 Services (Computer Systems) - 2.7%
   1,500    Verio, Inc.                                                   1,684
            11.25%, due 12/01/08

 Telecommunications (Cellular/Wireless) - 1.1%
     500    Crown Castle International Corp                                 507
            10.75%, due 8/01/11
     250 #  VoiceStream Wireless Corp.                                      168
            (144A) 11.875%, beg. 11/15/04 Step Bond due 11/15/09
            (acquired 11/04/99)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 Telecommunications (Long Distance) - 6.7%
  $  500    Exodus Communications, Inc.                                 $   495
            11.25%, due 7/01/08
   1,000 #  Exodus Communications, Inc.                                   1,002
            11.625%, due 07/15/10 (144A) (acquired 06/28/00)
   1,000    KPNQwest BV                                                     940
            8.125%, due 6/01/09
   1,000    RCN Corp.                                                       833
            10.125%, due 1/15/10
   1,000    Williams Communication Group, Inc.                              978
            10.875%, due 10/01/09

 Telephone - 14.2%
   1,250    GCI, Inc.                                                     1,163
            9.75%, due 8/01/07
   1,000    Intermedia Communications, Inc.                                 785
            11.25%, beg. 7/15/02 Step Bond due 7/15/07
   1,000    Level 3 Communications, Inc.                                    608
            10.50%, beg. 12/01/03 Step Bond due 12/01/08
   2,000    Level 3 Communications, Inc.                                  1,095
            12.875%, beg. 3/15/05 Step Bond due 3/15/10
   1,000    McLeodUSA, Inc.                                                 820
            10.50%, due 3/01/07
   1,000    McLeodUSA, Inc.                                                 978
            9.50%, due 11/01/08
   1,500    Metromedia Fiber Network, Inc.                                1,477
            10.00%, due 11/15/08
     500    Metromedia Fiber Network, Inc.                                  493
            10.00%, due 12/15/09
   1,000    NEXTLINK Communications, Inc.                                   985
            10.75%, due 11/15/08
   1,000    NEXTLINK Communications, Inc.                                   610
            9.45%, beg. 4/15/03 Step Bond due 4/15/08

 Textiles (Specialty) - 1.3%
   1,000    Polymer Group, Inc.                                             850
            9.00%, due 7/01/07
                                                                        -------
 TOTAL CORPORATE BONDS                                                   53,681
                                                                        -------

 PREFERRED STOCKS - 6.9%
 Broadcasting (TV, Radio & Cable) - 3.7%
      18    CSC Holdings, Inc.                                            1,906
            11.125%, due 4/01/08
       5    Sinclair Broadcast Group, Inc.                                  453
            11.625%, due 3/15/09

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)

-------------------------------------------------------------------------------
 Telecommunications (Cellular/Wireless) -
  1.7%
  $    1   Crown Castle International Corp.                            $ 1,042
           12.75%, due 12/15/10
 Telephone - 1.5%
      10   Global Crossing Holdings, Ltd.                                  965
           10.50%, due 12/01/08
                                                                       -------
 TOTAL PREFERRED STOCKS                                                  4,366
                                                                       -------

 COMMERCIAL PAPER - 9.9%
 Entertainment - 4.7%
   3,000   Harrahs Operating Co., Inc.                                   3,000
           6.95%, due 7/03/00

 Financial (Diversified) - 5.2%
   3,300   PHH Corporation                                               3,300
           7.25%, due 7/03/00
                                                                       -------
 TOTAL COMMERCIAL PAPER                                                  6,300
                                                                       -------

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)

-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.6%
 Investment Companies
  $  349   AIM Short-Term Investments Co. Liquid Assets Money Market   $   349
           Portfolio (Institutional Shares)
                                                                       -------
 TOTAL CASH EQUIVALENTS                                                    349
                                                                       -------
 TOTAL INVESTMENTS - 102.0%                                             64,696
 Other Assets, less Liabilities                                         (1,261)
                                                                       -------
 NET ASSETS                                                            $63,435
                                                                       =======
-------------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $5,766,345 and the total value is 9.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                  SAFECO Intermediate-Term U.S. Treasury Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
NAOMI            The Intermediate-Term U.S. Treasury Fund underperformed its
URATA index and Lipper peer group for the six and twelve months ending June 30, 2000.

                 The Fund underperformed because I was caught short. I had
              shortened the Fund's duration (sensitivity to interest rates) below the index in anticipation of the Fed tightening. As economic data began to indicate a slowdown and the market rallied, our Fund's gains lagged. Since then, I have extended the duration of the portfolio and am keeping pace with my peers.

   Interest rates traded in a range during the second quarter, ending close to where they started. The hump the yield curve developed in the first quarter, softened as the yields at the highest point, the two-year mark, came down. Two-year yields fell from 6.49% at March 31, 2000 to 6.36% at June 30, 2000. (A yield curve is a graphic representation of yields for different maturities.)

   At the short-end of the curve rates remain high, as the Federal Reserve Board raised the federal fund rates to 6.5% in the second quarter. At the long-end, rates remained low and the curve inverted as the U.S. Treasury announced that the size of the federal budget surplus is greater than anticipated. The market expects Treasury buyback of 30-year bonds to be strong through the rest of the year, this increase in demand translates to lower yields.

   Prices of government agency securities have climbed as the agencies have cut back on issuance. At June 30, fund assets consisted of approximately 78% Treasuries, 20% agencies and 2% cash.

   The Fed held rates steady at its June meeting, but what will happen to short-term rates remains unclear. At the long end, rates could stay low due to further government buybacks. Given this environment, I have maintained a barbell approach with two and ten year Treasuries and agencies between five and eight years. I will continue to monitor the factors affecting the bond market and strive to provide the best return for the Fund no matter what shape the yield curve takes.


--------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Intermediate-Term U.S. Treasury Fund in 1999. She holds an MBA from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)....      5.88%
  Weighted Average Maturity.  4.8 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No Load Class

Average Annual Total Return
for the period ended June 30, 2000         Six-Month*   1 Year   5-Year  10-Year
--------------------------------------------------------------------------------

SAFECO Intermediate-Term U.S.
   Treasury Fund                              3.23%      3.54%    5.22%   6.64%
Merrill Lynch Intermediate-Term
   Treasury Index                             3.60%      4.73%    5.88%   7.18%
Lipper, Inc. (Intermediate U.S.
   Treasury Funds)                            4.08%      3.95%    5.47%   6.82%

*  Not Annualized

                  SAFECO Intermediate-                  Merrill Lynch
                    Term U.S. Treasury              Intermediate-Term
                                  Fund                 Treasury Index
                  --------------------              -----------------
       6/30/90                  10,000                         10,000
       7/31/90                  10,134                         10,143
       8/31/90                  10,098                         10,099
       9/30/90                  10,137                         10,192
      10/31/90                  10,218                         10,334
      11/30/90                  10,324                         10,488
      12/31/90                  10,453                         10,636
       1/31/91                  10,500                         10,744
       2/28/91                  10,582                         10,800
       3/31/91                  10,657                         10,859
       4/30/91                  10,776                         10,971
       5/31/91                  10,832                         11,034
       6/30/91                  10,845                         11,046
       7/31/91                  10,980                         11,165
       8/31/91                  11,165                         11,373
       9/30/91                  11,333                         11,567
      10/31/91                  11,455                         11,697
      11/30/91                  11,573                         11,835
      12/31/91                  11,867                         12,123
       1/31/92                  11,731                         12,001
       2/29/92                  11,745                         12,047
       3/31/92                  11,703                         11,998
       4/30/92                  11,792                         12,107
       5/31/92                  11,962                         12,280
       6/30/92                  12,149                         12,458
       7/31/92                  12,451                         12,689
       8/31/92                  12,549                         12,836
       9/30/92                  12,782                         13,013
      10/31/92                  12,548                         12,853
      11/30/92                  12,470                         12,796
      12/31/92                  12,646                         12,965
       1/31/93                  12,971                         13,207
       2/28/93                  13,258                         13,405
       3/31/93                  13,312                         13,455
       4/30/93                  13,407                         13,562
       5/31/93                  13,363                         13,521
       6/30/93                  13,687                         13,715
       7/31/93                  13,708                         13,744
       8/31/93                  14,046                         13,954
       9/30/93                  14,125                         14,014
      10/31/93                  14,156                         14,038
      11/30/93                  13,929                         13,971
      12/31/93                  14,016                         14,025
       1/31/94                  14,198                         14,165
       2/28/94                  13,823                         13,964
       3/31/94                  13,532                         13,768
       4/30/94                  13,436                         13,675
       5/31/94                  13,441                         13,689
       6/30/94                  13,416                         13,699
       7/31/94                  13,594                         13,868
       8/31/94                  13,629                         13,912
       9/30/94                  13,480                         13,800
      10/31/94                  13,485                         13,803
      11/30/94                  13,458                         13,734
      12/31/94                  13,510                         13,786
       1/31/95                  13,665                         14,015
       2/28/95                  13,869                         14,283
       3/31/95                  13,940                         14,361
       4/30/95                  14,111                         14,526
       5/31/95                  14,651                         14,941
       6/30/95                  14,749                         15,039
       7/31/95                  14,634                         15,049
       8/31/95                  14,809                         15,173
       9/30/95                  14,973                         15,274
      10/31/95                  15,200                         15,446
      11/30/95                  15,509                         15,639
      12/31/95                  15,773                         15,798
       1/31/96                  15,824                         15,933
       2/29/96                  15,438                         15,755
       3/31/96                  15,276                         15,679
       4/30/96                  15,245                         15,630
       5/31/96                  15,242                         15,621
       6/30/96                  15,352                         15,774
       7/31/96                  15,400                         15,823
       8/31/96                  15,399                         15,840
       9/30/96                  15,571                         16,041
      10/31/96                  15,763                         16,302
      11/30/96                  15,965                         16,502
      12/31/96                  15,833                         16,413
       1/31/97                  15,882                         16,474
       2/28/97                  15,841                         16,493
       3/31/97                  15,648                         16,408
       4/30/97                  15,867                         16,592
       5/31/97                  15,990                         16,719
       6/30/97                  16,149                         16,863
       7/31/97                  16,614                         17,180
       8/31/97                  16,414                         17,107
       9/30/97                  16,661                         17,296
      10/31/97                  16,953                         17,497
      11/30/97                  16,961                         17,537
      12/31/97                  17,146                         17,686
       1/31/98                  17,422                         17,924
       2/28/98                  17,363                         17,900
       3/31/98                  17,396                         17,960
       4/30/98                  17,459                         18,040
       5/31/98                  17,607                         18,162
       6/30/98                  17,754                         18,288
       7/31/98                  17,791                         18,360
       8/31/98                  18,228                         18,727
       9/30/98                  18,858                         19,169
      10/31/98                  18,768                         19,212
      11/30/98                  18,704                         19,141
      12/31/98                  18,793                         19,212
       1/31/99                  18,795                         19,304
       2/28/99                  18,497                         19,007
       3/31/99                  18,577                         19,147
       4/30/99                  18,607                         19,205
       5/31/99                  18,393                         19,077
       6/30/99                  18,367                         19,110
       7/31/99                  18,341                         19,131
       8/31/99                  18,350                         19,168
       9/30/99                  18,508                         19,321
      10/31/99                  18,523                         19,350
      11/30/99                  18,496                         19,362
      12/31/99                  18,416                         19,317
       1/31/00                  18,336                         19,260
       2/29/00                  18,492                         19,411
       3/31/00                  18,820                         19,653
       4/30/00                  18,736                         19,651
       5/31/00                  18,776                         19,730
       6/30/00                  19,017                         20,013

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term U.S. Treasury Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 97.8%

 U.S. Federal Agency Notes - 19.6%

  $  500      5.75%, due 2/15/08                                        $   460
     500      5.785%, due 4/14/08                                           459
   1,500      6.26%, due 9/24/04                                          1,457
   1,500      6.875%, due 11/22/06                                        1,452

 U.S. Treasury Bills/Strips - 5.6%

   2,000      0.00%, due 5/15/10                                          1,089

 U.S. Treasury Notes - 72.6%
   3,600      5.75%, due 11/15/00                                         3,592
   5,300      6.00%, due 8/15/09                                          5,257
   5,300      6.50%, due 3/31/02                                          5,302
                                                                        -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                       19,068
                                                                        -------


 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.2%

 Investment Companies
  $  243      AIM Short-Term Investments Co.
              Liquid Assets Money Market
              Portfolio (Institutional Shares)                          $   243
                                                                        -------
 TOTAL CASH EQUIVALENTS                                                     243
                                                                        -------
 TOTAL INVESTMENTS - 99.0%                                               19,311
 Other Assets, less Liabilities                                             179
                                                                        -------
 NET ASSETS                                                             $19,490
                                                                        =======

                         REPORT FROM THE FUND MANAGERS
                               SAFECO GNMA Fund
                                 June 30, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


[PHOTO]          Nearly all the SAFECO GNMA Fund's year-to-date
JOE           underperformance has been due to the type of securities and
CHRISTENSEN   markets we concentrated in, or our "sector selection".

                 For example, we bought a long U.S. Treasury market to take advantage of the government's buyback program in that sector, but our timing was poor. The market declined and we suffered some losses. Being overweighted in another sector, premium 8.5% coupons, also hurt performance as these bonds underperformed over the last six months.

                 One bright spot was the performance of the FNMA and FHLMC
              sectors. We were buyers of Fannies and Freddies as they became cheap to the GNMAs and the Fund benefited as they outperformed in the second quarter. For better, and for worse, such is the power of sector selection in portfolio management.

                 We believe that the fixed income markets will continue to be characterized by uncertainty and high volatility and have re-positioned the fund accordingly.
[PHOTO]
PAUL
STEVENSON
              We extended our duration (sensitivity to interest rates) from modestly defensive to neutral and we adjusted the portfolio to more closely approximate the entire mortgage market. As a result, our coupons are spread across the yield spectrum, rather than clustered in a barbell of long and short maturities. We moved to this "waterfall" to spread our exposure across the entire yield curve.

   Given our reluctance to make an interest rate bet, we are choosing to focus on sector rotation and on finding good value in the marketplace.

   Going forward we will look to improve results as we pursue ways to add value to our investors.

Joe Christensen

Paul Stevenson

-------------------------------------------------------------------------------

Joe Christensen joined Paul Stevenson as co-manager of SAFECO GNMA Fund in May 2000. This increases the resources dedicated to managing the Fund and brings additional perspective to the decision-making process. While the overall philosophy of the SAFECO GNMA Fund remains unchanged, the intensity of the analytical effort has doubled.

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)....       6.6%
  Weighted Average Maturity.  7.4 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return for the
period ended June 30, 2000            Six Month*     1 Year   5 Year   10 Year
--------------------------------------------------------------------------------

SAFECO GNMA Fund                         2.84%        3.68%    5.63%     6.73%

Merrill Lynch GNMA Index                 4.23%        5.72%    6.83%     8.11%

Lipper, Inc. (GNMA Funds)                3.72%        4.45%    5.67%     7.09%

*Not Annualized
                                                 Merrill Lynch
                        SAFECO GNMA Fund            GNMA Index
                        ----------------         -------------
        6/30/90                  10,000                 10,000
        7/31/90                  10,183                 10,169
        8/31/90                  10,092                 10,088
        9/30/90                  10,159                 10,179
       10/31/90                  10,245                 10,303
       11/30/90                  10,472                 10,533
       12/31/90                  10,611                 10,707
        1/31/91                  10,761                 10,861
        2/28/91                  10,823                 10,937
        3/31/91                  10,880                 11,020
        4/30/91                  10,998                 11,130
        5/31/91                  11,085                 11,219
        6/30/91                  11,098                 11,236
        7/31/91                  11,274                 11,425
        8/31/91                  11,455                 11,639
        9/30/91                  11,654                 11,849
       10/31/91                  11,826                 12,037
       11/30/91                  11,886                 12,119
       12/31/91                  12,182                 12,419
        1/31/92                  12,012                 12,269
        2/29/92                  12,111                 12,391
        3/31/92                  12,040                 12,313
        4/30/92                  12,130                 12,444
        5/31/92                  12,365                 12,674
        6/30/92                  12,496                 12,871
        7/31/92                  12,674                 12,947
        8/31/92                  12,804                 13,137
        9/30/92                  12,907                 13,235
       10/31/92                  12,774                 13,132
       11/30/92                  12,829                 13,200
       12/31/92                  12,998                 13,362
        1/31/93                  13,189                 13,539
        2/28/93                  13,334                 13,663
        3/31/93                  13,387                 13,748
        4/30/93                  13,433                 13,823
        5/31/93                  13,473                 13,896
        6/30/93                  13,700                 14,028
        7/31/93                  13,756                 14,095
        8/31/93                  13,901                 14,123
        9/30/93                  13,916                 14,129
       10/31/93                  13,939                 14,173
       11/30/93                  13,807                 14,178
       12/31/93                  13,918                 14,318
        1/31/94                  14,073                 14,431
        2/28/94                  13,860                 14,363
        3/31/94                  13,420                 13,990
        4/30/94                  13,303                 13,887
        5/31/94                  13,349                 13,916
        6/30/94                  13,289                 13,887
        7/31/94                  13,545                 14,161
        8/31/94                  13,576                 14,199
        9/30/94                  13,372                 14,040
       10/31/94                  13,337                 14,030
       11/30/94                  13,221                 13,995
       12/31/94                  13,324                 14,144
        1/31/95                  13,597                 14,450
        2/28/95                  13,915                 14,837
        3/31/95                  13,962                 14,909
        4/30/95                  14,141                 15,122
        5/31/95                  14,531                 15,573
        6/30/95                  14,592                 15,675
        7/31/95                  14,609                 15,714
        8/31/95                  14,767                 15,882
        9/30/95                  14,909                 16,046
       10/31/95                  15,024                 16,180
       11/30/95                  15,200                 16,356
       12/31/95                  15,386                 16,565
        1/31/96                  15,488                 16,692
        2/29/96                  15,279                 16,559
        3/31/96                  15,189                 16,537
        4/30/96                  15,128                 16,484
        5/31/96                  15,095                 16,421
        6/30/96                  15,302                 16,608
        7/31/96                  15,325                 16,682
        8/31/96                  15,322                 16,706
        9/30/96                  15,577                 16,975
       10/31/96                  15,864                 17,316
       11/30/96                  16,099                 17,581
       12/31/96                  15,999                 17,488
        1/31/97                  16,103                 17,611
        2/28/97                  16,139                 17,677
        3/31/97                  15,967                 17,512
        4/30/97                  16,230                 17,791
        5/31/97                  16,369                 17,978
        6/30/97                  16,568                 18,189
        7/31/97                  16,922                 18,516
        8/31/97                  16,861                 18,493
        9/30/97                  17,063                 18,732
       10/31/97                  17,241                 18,922
       11/30/97                  17,269                 18,971
       12/31/97                  17,435                 19,157
        1/31/98                  17,611                 19,342
        2/28/98                  17,646                 19,408
        3/31/98                  17,682                 19,493
        4/30/98                  17,790                 19,621
        5/31/98                  17,913                 19,768
        6/30/98                  18,016                 19,821
        7/31/98                  18,091                 19,932
        8/31/98                  18,343                 20,092
        9/30/98                  18,545                 20,341
       10/31/98                  18,465                 20,319
       11/30/98                  18,551                 20,448
       12/31/98                  18,627                 20,536
        1/31/99                  18,726                 20,670
        2/28/99                  18,582                 20,611
        3/31/99                  18,729                 20,741
        4/30/99                  18,805                 20,838
        5/31/99                  18,632                 20,721
        6/30/99                  18,505                 20,634
        7/31/99                  18,377                 20,510
        8/31/99                  18,370                 20,508
        9/30/99                  18,669                 20,849
       10/31/99                  18,704                 20,971
       11/30/99                  18,739                 20,991
       12/31/99                  18,651                 20,928
        1/31/00                  18,503                 20,782
        2/29/00                  18,686                 21,045
        3/31/00                  18,912                 21,363
        4/30/00                  18,868                 21,331
        5/31/00                  18,866                 21,429
        6/30/00                  19,187                 21,814

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                           PORTFOLIO OF INVESTMENTS
                               SAFECO GNMA Fund
                              As of June 30, 2000
                                  (Unaudited)


 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 100.2%
 Collateral Mortgage Obligation (CMO) - 13.3%
  $2,000   6.50%, due 12/16/24                                         $ 1,895
   2,500   7.50%, due 7/16/29                                            2,483
     545   9.50%, due 4/15/21                                              571

 Federal Home Loan Mortgage Corp. (FHLMC) - 6.8%
   2,664   6.50%, due 4/01/29                                            2,513

 Federal National Mortgage Association (FNMA) - 24.8%
   3,895   7.00%, due 1/01/29                                            3,760
   2,192   8.00%, due 4/01/20                                            2,211
   2,500   8.50%, due 6/01/30                                            2,544
     642   9.00%, due 11/01/22                                             662

 Government National Mortgage Association (GNMA) - 55.3%
   1,498   6.50%, due 1/20/24                                            1,422
     482   6.50%, due 5/15/29                                              458
     380   6.50%, due 5/15/29                                              360
     460   6.50%, due 6/15/29                                              436
     119   6.50%, due 6/15/29                                              113
     116   6.50%, due 6/15/29                                              110
     394   6.50%, due 7/15/29                                              374

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)

-------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) - 55.3% (continued)
  $  250   6.50%, due 8/15/29                                          $   237
     678   7.00%, due 1/20/27                                              657
   2,970   7.00%, due 2/20/27                                            2,878
   3,276   7.00%, due 5/15/28                                            3,186
   1,097   7.50%, due 1/20/30                                            1,084
   3,939   7.50%, due 6/20/26                                            3,895
   2,653   8.00%, due 3/20/30                                            2,669
   2,568   8.25%, due 5/15/20                                            2,629
                                                                       -------
 TOTAL ASSET BACKED SECURITIES                                          37,147
                                                                       -------

 CASH EQUIVALENTS - 0.0%

 Investment Companies
       1   AIM Short-Term Investments Co. Liquid Assets Money Market         1
           Portfolio (Institutional Shares)
                                                                       -------
 TOTAL CASH EQUIVALENTS                                                      1
                                                                       -------
 TOTAL INVESTMENTS - 100.2%                                             37,148
 Other Assets, less Liabilities                                            (52)
                                                                       -------
 NET ASSETS                                                            $37,096
                                                                       =======

                          REPORT FROM THE FUND MANAGER
                            SAFECO Managed Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL          The SAFECO Managed Bond Fund's conservative philosophy served
HUGHES it well through the first half of 2000. The Fund has outperformed the Lipper averages for Intermediate Investment-Grade Bond Funds for the six and twelve months ended June 30. The Lehman Brothers Government/Corporate Bond Index--which incurs no fees or expenses--returned 4.18% and 4.32% for same periods. Before its fees and expenses of 0.95%, the Managed Bond Fund outperformed it as well.

                 In general, bonds have had a good year so far. However,
              changes in interest rates and sector returns were quite uneven. In the first quarter, long-term treasuries stole the show. In the latest quarter mortgage-backed securities were the best performing sector, followed by asset-backed securities, U.S. Agencies, U.S. Treasuries, and lastly, Corporate Bonds. The underperformance in corporates is largely due to individual issuers missing their earnings forecasts.

   In the first quarter we benefited by our underweighting in non-Treasury securities. During the second quarter, we increased our allocation to the high-quality, intermediate-term spread sectors of the markets, namely asset and mortgage-backed credits, which were historically cheap. As they recovered, the Fund outperformed. Along the way, our research team did an outstanding job helping me guide the portfolio through this year's minefield of corporate credits.

   Yield premiums on non-Treasury securities remain extremely generous and I believe these sectors will outperform treasuries over the second half of the year. I will continue to over-weight in mortgage- and asset-backed securities because of their minimal credit risk, while limiting our corporate exposure to top quality issuers.

   The market is pricing as though the Federal Reserve's yearlong rate increase campaign has ended. I think it is too early to claim victory in the Fed's war against economic growth. While, the economy has shown signs of moderation, inflation is increasing. It would not surprise me to see the Fed raise another 0.50% to 0.75%.

Michael Hughes

--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return for the
period ended June 30, 2000         Six-Month*  1 Year  5 Year Since Inception**
--------------------------------------------------------------------------------

SAFECO Managed Bond Fund             3.90%      3.85%   4.69%        4.67%

Lehman Brothers Gov't/Corp.
 Bond Index                          4.18%      4.32%   6.10%        6.16%

Lipper, Inc. (Intermediate
 Investment-Grade Bond Funds)        3.06%      3.42%   5.36%         N/A

 * Not Annualized
** The Fund's inception was June 25, 1992. Graph and averge annual return comparison begins February 28, 1994.

                                               Lehman Brothers
                       SAFECO Managed              Gov't/Corp.
                            Bond Fund               Bond Index
                       --------------          ---------------
      2/28/94                  10,000                   10,000
      3/31/94                   9,666                    9,755
      4/30/94                   9,657                    9,675
      5/31/94                   9,666                    9,657
      6/30/94                   9,653                    9,634
      7/31/94                   9,757                    9,827
      8/31/94                   9,780                    9,831
      9/30/94                   9,703                    9,682
     10/31/94                   9,709                    9,671
     11/30/94                   9,680                    9,654
     12/31/94                   9,699                    9,717
      1/31/95                   9,828                    9,904
      2/28/95                   9,991                   10,134
      3/31/95                  10,038                   10,202
      4/30/95                  10,167                   10,344
      5/31/95                  10,533                   10,777
      6/30/95                  10,615                   10,864
      7/31/95                  10,541                   10,822
      8/31/95                  10,674                   10,960
      9/30/95                  10,791                   11,072
     10/31/95                  10,962                   11,234
     11/30/95                  11,178                   11,419
     12/31/95                  11,382                   11,587
      1/31/96                  11,400                   11,659
      2/29/96                  11,127                   11,412
      3/31/96                  11,010                   11,316
      4/30/96                  11,004                   11,239
      5/31/96                  11,009                   11,220
      6/30/96                  11,092                   11,369
      7/31/96                  11,127                   11,396
      8/31/96                  11,148                   11,368
      9/30/96                  11,239                   11,570
     10/31/96                  11,357                   11,840
     11/30/96                  11,486                   12,058
     12/31/96                  11,384                   11,924
      1/31/97                  11,407                   11,938
      2/28/97                  11,383                   11,963
      3/31/97                  11,236                   11,821
      4/30/97                  11,380                   11,994
      5/31/97                  11,469                   12,106
      6/30/97                  11,601                   12,251
      7/31/97                  11,942                   12,626
      8/31/97                  11,777                   12,484
      9/30/97                  11,968                   12,680
     10/31/97                  12,161                   12,883
     11/30/97                  12,180                   12,951
     12/31/97                  12,321                   13,087
      1/31/98                  12,528                   13,272
      2/28/98                  12,477                   13,245
      3/31/98                  12,502                   13,285
      4/30/98                  12,553                   13,352
      5/31/98                  12,691                   13,496
      6/30/98                  12,811                   13,633
      7/31/98                  12,822                   13,644
      8/31/98                  13,109                   13,911
      9/30/98                  13,444                   14,308
     10/31/98                  13,288                   14,207
     11/30/98                  13,321                   14,292
     12/31/98                  13,359                   14,327
      1/31/99                  13,437                   14,429
      2/28/99                  13,067                   14,086
      3/31/99                  13,119                   14,156
      4/30/99                  13,143                   14,191
      5/31/99                  12,943                   14,044
      6/30/99                  12,856                   14,001
      7/31/99                  12,801                   13,962
      8/31/99                  12,778                   13,951
      9/30/99                  12,914                   14,076
     10/31/99                  12,940                   14,113
     11/30/99                  12,932                   14,105
     12/31/99                  12,846                   14,019
      1/31/00                  12,825                   14,015
      2/29/00                  12,984                   14,191
      3/31/00                  13,162                   14,396
      4/30/00                  13,127                   14,326
      5/31/00                  13,095                   14,313
      6/30/00                  13,351                   14,605

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
                                   HIGHLIGHTS
-------------------------------------------------------------------------------

  Current Yield (30-day)....      6.52%
  Weighted Average Maturity.  7.1 years


BONDS BY TYPE                                              Percent of Net Assets
--------------------------------------------------------------------------------

U.S. Government Obligations................................................  26%
Asset Backed Securities....................................................  11
Mortgage Backed Securities.................................................  34
Corporate Bonds............................................................  27
Cash & Other...............................................................   2
                                                                            ---
                                                                            100%

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

     [PIE CHART]

1  AAA:          71%
2  AA:            6%
3  A:            21%
4  Cash & Other:  2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)

--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 11.1%

 Electric Companies - 1.5%
  $  125   ComEd Transitional Funding Trust
           5.63%, due 6/25/09                                            $  115

 Financial (Diversified) - 9.1%
       6   Chevy Chase Auto Receivables Trust (Class A)
           6.60%, due 12/15/02                                                6
     230   Citicorp Mortgage Securities, Inc.
           6.50%, due 6/25/29                                               208
     100   CNH Equipment Trust
           7.34%, due 2/16/07                                               100
     165   Fleet Credit Card Master
           6.90%, due 4/16/07                                               164
     235   Providian Master Trust
           7.49%, due 8/17/09                                               237

 Manufacturing (Specialized) - 0.5%
      42   Harley-Davidson Eagle
           6.20%, due 1/15/03                                                42
                                                                         ------
 TOTAL ASSET BACKED SECURITIES                                              872
                                                                         ------

 CORPORATE BONDS - 26.6%

 Banks (Money Center) - 2.0%
     160   Bank of America Corp.
           7.80%, due 2/15/10                                               159

 Beverages (Alcoholic) - 1.7%
     135   Anheuser-Busch Cos., Inc.
           7.50%, due 3/15/12                                               135

 Electric Companies - 1.8%
     145   Central Power & Light Co.
           7.50%, due 12/01/02                                              145

 Financial (Diversified) - 7.0%
     145   Ford Motor Credit Co.
           7.375%, due 10/28/09                                             140
     150   General Motors Acceptance Corp.
           5.95%, due 3/14/03                                               144
     135   Hertz Corp. 7.00%,
           due 7/01/04                                                      132
     140   Newcourt Credit Group, Inc.
           6.875%, due 2/16/05                                              134

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)

--------------------------------------------------------------------------------
 Investment Banking & Brokerage - 2.1%
  $  160   Morgan Stanley Dean Witter Co.
           8.00%, due 6/15/10                                            $  162

 Manufacturing (Diversified) - 2.3%
     190   Tyco International Group SA
           6.375%, due 6/15/05                                              180

 Publishing (Newspapers) - 2.5%
     195   Times-Mirror Co.
           6.65%, due 10/15/01                                              194

 Retail (General Merchandise) - 3.1%
      65   Sears Roebuck & Co.
           6.25%, due 1/15/04                                                63
     185   Wal-Mart Stores, Inc.
           6.15%, due 8/10/01                                               183

 Telecommunications (Cellular/Wireless) - 4.1%
     115   TCI Communications, Inc.
           8.00%, due 8/01/05                                               118
     205   Worldcom, Inc.
           8.00%, due 5/15/06                                               207
                                                                         ------
 TOTAL CORPORATE BONDS                                                    2,096
                                                                         ------

 MORTGAGE BACKED SECURITIES - 34.2%

 Federal Home Loan Mortgage Corp. (FHLMC) - 2.2%
     176   7.50%, due 10/01/29                                              173

 Federal National Mortgage Association (FNMA) - 23.8%
      56   6.00%, due 1/01/29                                                51
     120   6.00%, due 6/01/30                                               110
     142   6.50%, due 1/01/15                                               137
     180   7.00%, due 3/01/12                                               177
     156   8.00%, due 12/01/29                                              157
     274   8.00%, due 2/01/30                                               276
     223   8.00%, due 2/01/30                                               224
     165   8.00%, due 2/15/29                                               166
      63   8.00%, due 4/01/08                                                63
     214   8.00%, due 4/01/20                                               216
     299   8.00%, due 4/01/30                                               300

 Government National Mortgage Association (GNMA) - 8.1%
      23   6.00%, due 4/15/14                                                22
     120   6.00%, due 8/15/13                                               115
     215   7.00%, due 4/15/28                                               210
     176   7.00%, due 8/15/28                                               171
     122   7.75%, due 10/15/29                                              122
                                                                         ------
 TOTAL MORTGAGE BACKED SECURITIES                                         2,690
                                                                         ------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)

--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 25.8%

 U.S. Federal Agency Notes - 10.1%
  $  845   5.125%, due 2/13/04                                           $  794

 U.S. Treasury Notes - 15.7%
   1,095   7.50%, due 11/15/16                                            1,233
                                                                         ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                        2,027
                                                                         ------

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.9%

 Investment Companies
  $  153   AIM Short-Term Investments Co. Liquid Assets Money Market
           Portfolio (Institutional Shares)                             $  153
                                                                        ------
 TOTAL CASH EQUIVALENTS                                                    153
                                                                        ------
 TOTAL INVESTMENTS - 99.6%                                               7,838
 Other Assets, less Liabilities                                             32
                                                                        ------
 NET ASSETS                                                             $7,870
                                                                        ======

                       SEE NOTES TO FINANCIAL STATEMENTS

                         Municipal Bond Market Overview
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       While municipal yields are up significantly for the six
BAUER         months ending June 30, the gains were made early in the year.
              The first quarter of 2000 featured two solid months of improving prices. Yields fell from 6.32% to 5.90% according to the Bond Buyer Municipal Index and it looked as though the long bear market of 1999 was over. Then, early in the second quarter, the market reversed direction. It gave back nearly all its hard-earned gains. With significant undulation in between, long-term municipal bond yields ended the second quarter of 2000 just about where they started it. At June 30, long municipal yields were at 5.91% and the market felt firm but cautious.

   Individual retail buyers continue to be the only significant source of demand for tax-free bonds. (Insurance companies and mutual funds remain on the sidelines, when they are not active sellers.) This lack of buying however has been balanced by the continuing dearth of new issue supply, which seems destined to continue indefinitely.

   The Federal Reserve's "no action" at their June meeting was widely anticipated by the street and had little effect on the market. However, most market participants believe the market could react dramatically during what are traditionally sleepy summer doldrums, should any key economic indicators diverge sharply from the preferred scenario of a slowing economy with modest inflation.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

                          REPORT FROM THE FUND MANAGER
                     SAFECO California Tax-Free Income Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       Because of technical reasons related to strong demand and
BAUER light supply, California bonds were the best performing in the country so far this year, and the SAFECO California Tax-Free Income Fund performed better than the average California Fund, according to Lipper.

                 The Fund finished the latest six months well ahead of the
              Long Muni Index's returns as well. It narrowly underperformed the index's 0.89% for the year, but this is standard. It's nearly impossible for a fund to beat a bond index because it has no expenses, no cash and no call features.

   The Fund's strong performance was due to long, discount coupon bonds and staying fully invested.

   This year I have followed two themes: swapping similar securities to realize losses for tax purposes, and buying medium-grade hospital revenue bonds for their higher yields. Both were easier done in the first quarter than the second. None-the-less, the California Tax-Free Income Fund has a tax loss to carry forward, which gives us flexibility to sell bonds with large capital gains without impact on shareholders.

   In the second quarter I was able to add $1 million to the Cal Health for Cedars Sinai position I had initiated in the first quarter. Unfortunately, the additional yield for this purchase was only 34 basis points (1 basis point is 1/100%). Hospital bonds currently represent 13.3% of net assets in the Fund. I would like to increase that allocation as yields here are attractive, but the prospects of doing so appear slim.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No Load Class

Average Annual Total Return for the
period ended June 30, 2000                Six-Month*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------

SAFECO California Tax-Free Income Fund       7.51%     0.73%   5.82%    6.92%

Lehman Brothers Long Municipal Bond Index    6.28%     0.89%   6.20%    7.55%

Lipper, Inc. (California Municipal
 Bond Funds)                                 4.95%     1.35%   5.12%    6.40%

* Not Annualized

                     SAFECO California           Lehman Brothers
                       Tax-Free Income            Long Municipal
                                  Fund                Bond Index
                     -----------------           ---------------
       6/30/90                  10,000                    10,000
       7/31/90                  10,190                    10,177
       8/31/90                   9,936                     9,934
       9/30/90                   9,922                     9,919
      10/31/90                  10,173                    10,129
      11/30/90                  10,411                    10,386
      12/31/90                  10,448                    10,431
       1/31/91                  10,607                    10,572
       2/28/91                  10,640                    10,646
       3/31/91                  10,616                    10,671
       4/30/91                  10,780                    10,836
       5/31/91                  10,886                    10,964
       6/30/91                  10,833                    10,943
       7/31/91                  10,999                    11,112
       8/31/91                  11,151                    11,272
       9/30/91                  11,354                    11,436
      10/31/91                  11,476                    11,555
      11/30/91                  11,412                    11,569
      12/31/91                  11,760                    11,845
       1/31/92                  11,719                    11,838
       2/29/92                  11,722                    11,856
       3/31/92                  11,723                    11,886
       4/30/92                  11,809                    12,000
       5/31/92                  11,987                    12,175
       6/30/92                  12,223                    12,411
       7/31/92                  12,636                    12,866
       8/31/92                  12,394                    12,693
       9/30/92                  12,483                    12,749
      10/31/92                  12,136                    12,536
      11/30/92                  12,534                    12,890
      12/31/92                  12,700                    13,057
       1/31/93                  12,832                    13,180
       2/28/93                  13,414                    13,793
       3/31/93                  13,233                    13,627
       4/30/93                  13,427                    13,813
       5/31/93                  13,483                    13,927
       6/30/93                  13,734                    14,189
       7/31/93                  13,717                    14,204
       8/31/93                  14,102                    14,567
       9/30/93                  14,273                    14,770
      10/31/93                  14,274                    14,797
      11/30/93                  14,052                    14,619
      12/31/93                  14,380                    14,996
       1/31/94                  14,595                    15,173
       2/28/94                  14,211                    14,670
       3/31/94                  13,494                    13,795
       4/30/94                  13,446                    13,901
       5/31/94                  13,571                    14,063
       6/30/94                  13,441                    13,895
       7/31/94                  13,752                    14,252
       8/31/94                  13,748                    14,282
       9/30/94                  13,399                    13,951
      10/31/94                  13,075                    13,522
      11/30/94                  12,833                    13,165
      12/31/94                  13,058                    13,632
       1/31/95                  13,657                    14,232
       2/28/95                  14,324                    14,812
       3/31/95                  14,440                    14,990
       4/30/95                  14,376                    14,983
       5/31/95                  15,187                    15,621
       6/30/95                  14,722                    15,333
       7/31/95                  14,788                    15,411
       8/31/95                  15,021                    15,629
       9/30/95                  15,137                    15,751
      10/31/95                  15,540                    16,132
      11/30/95                  16,110                    16,549
      12/31/95                  16,471                    16,806
       1/31/96                  16,411                    16,878
       2/29/96                  16,202                    16,673
       3/31/96                  15,721                    16,368
       4/30/96                  15,581                    16,302
       5/31/96                  15,596                    16,310
       6/30/96                  15,901                    16,561
       7/31/96                  16,083                    16,725
       8/31/96                  16,044                    16,704
       9/30/96                  16,428                    17,075
      10/31/96                  16,634                    17,283
      11/30/96                  17,071                    17,654
      12/31/96                  16,888                    17,548
       1/31/97                  16,709                    17,513
       2/28/97                  16,891                    17,702
       3/31/97                  16,530                    17,396
       4/30/97                  16,784                    17,602
       5/31/97                  17,107                    17,943
       6/30/97                  17,365                    18,173
       7/31/97                  18,273                    18,834
       8/31/97                  17,871                    18,584
       9/30/97                  18,119                    18,851
      10/31/97                  18,274                    19,014
      11/30/97                  18,455                    19,183
      12/31/97                  18,839                    19,534
       1/31/98                  19,041                    19,743
       2/28/98                  19,004                    19,733
       3/31/98                  18,986                    19,760
       4/30/98                  18,764                    19,654
       5/31/98                  19,236                    20,039
       6/30/98                  19,307                    20,125
       7/31/98                  19,324                    20,171
       8/31/98                  19,705                    20,534
       9/30/98                  20,016                    20,819
      10/31/98                  19,894                    20,752
      11/30/98                  20,057                    20,857
      12/31/98                  20,006                    20,878
       1/31/99                  20,261                    21,082
       2/28/99                  20,115                    20,994
       3/31/99                  20,109                    21,055
       4/30/99                  20,094                    21,074
       5/31/99                  19,861                    20,908
       6/30/99                  19,392                    20,526
       7/31/99                  19,323                    20,516
       8/31/99                  18,930                    20,094
       9/30/99                  18,812                    19,989
      10/31/99                  18,321                    19,521
      11/30/99                  18,512                    19,794
      12/31/99                  18,164                    19,485
       1/31/00                  17,962                    19,275
       2/29/00                  18,423                    19,686
       3/31/00                  19,184                    20,404
       4/30/00                  18,810                    20,163
       5/31/00                  18,725                    19,976
       6/30/00                  19,534                    20,708

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------


  Current Yield (30-day)...      5.29%
  Weighted Average
   Maturity................ 24.8 years


                                                                      Percent of
TOP FIVE TYPE OF BONDS                                                Net Assets
--------------------------------------------------------------------------------

Lease Rental.............................................................  20%
Local General Obligation (Limited Tax)...................................  16
Hospital.................................................................  13
Utilities (Sewer)........................................................   8
Utilities (Water)........................................................   7

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------

State of California General Obligation Bonds............................. 5.3%
Airports Commission City and County of San Francisco International
 Airport Revenue......................................................... 5.1
California Educational Facilities Authority Revenue (Institute of
 Technology)............................................................. 5.1
California Health Facilities Revenue..................................... 5.1
San Joaquin Hills Transportation Revenue................................. 4.8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

        [PIE CHART]

1  AAA:              54%
2  AA:                9%
3  A:                17%
4  BBB:              14%
5  Cash & Other       6%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                              (000's)

-----------------------------------------------------------------------------
 MUNICIPAL BONDS* - 94.0%

 California - 94.0%
  $5,000   Airports Commission City and County of San Francisco
           International Airport Revenue
           4.90%, due 5/01/19 [MBIA]                                  $ 4,549
   2,200   Alameda Corridor Transportation Authority Revenue
           4.75%, due 10/01/25 [MBIA]                                   1,906
   5,500   California Educational Facilities Authority Revenue
           (Institute of Technology)
           4.50%, due 10/01/28                                          4,523
   2,250   California Health Facilities Financing Authority Insured
           Health Facility Revenue (Catholic Health Care West)
           4.75%, due 7/01/19 [MBIA]                                    1,975
   4,500   California Health Facilities Financing Authority Health
           Facility Revenue (Cedars Sinai Medical Center)
           6.25%, due 12/01/34                                          4,521
   3,715   California Statewide Communities Development Authority
           Certificates of Participation (Childrens Hospital of Los
           Angeles)
           4.75%, due 6/01/21 [MBIA]                                    3,229
   2,645   Capistrano Beach Water District Wastewater Enterprise
           Capital
           4.75%, due 12/01/28 [MBIA]                                   2,264
   1,475   Capistrano Beach Water District Wastewater Enterprise
           Capital
           4.75%, due 12/01/28 [MBIA]                                   1,262
      20   Concord Redevelopment Agency Tax Allocation Central
           Concord Redevelopment Project
           8.00%, due 7/01/18 [BIG]                                        20
   3,750   Culver City Redevelopment Financing Authority Tax
           Allocation Revenue
           4.60%, due 11/01/20 [AMBAC]                                  3,224
   5,000   Duarte California Certificates of Participation City of
           Hope Medical Center
           5.25%, due 4/01/31                                           4,054
   2,100   Fresno Joint Powers Financing Authority Lease Revenue
           Exhibition Hall Expansion Project
           4.75%, due 9/01/28 [AMBAC]                                   1,801

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
  $4,600   Long Beach Financing Authority Lease Revenue
           5.00%, due 10/01/27 [MBIA]                                  $ 4,142
   2,400   Los Angeles California Wastewater System Revenue (Series
           A)
           5.00%, due 6/01/23 [FGIC]                                     2,184
   1,200   + Los Angeles Convention and Exhibition Center Authority
           Certificates of Participation
           9.00%, due 12/01/20
           (Prerefunded 12/01/05 @ 100)                                  1,464
   3,000   Los Angeles County California Certificates of
           Participation (Disney Parking Refund Project)
           4.75%, due 3/01/23 [AMBAC]                                    2,612
   3,450   Los Angeles Department of Water and Power Waterworks
           Revenue
           4.25%, due 10/15/34 [MBIA]                                    2,623
   3,585   Metropolitan Water District of Southern California
           Waterworks Revenue
           5.00%, due 7/01/37                                            3,161
   2,350   Palomar Pomerado Health System California Insured Revenue
           4.75%, due 11/01/23 [MBIA]                                    2,018
   4,435   Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]                                   3,805
   4,900   Redding Joint Powers Financing Authority Solid Waste and
           Corporation Yard Revenue
           5.00%, due 1/01/23                                            4,192
   2,500   San Bernardino County Certificates of Participation
           (Medical Center Financing Project)
           5.50%, due 8/01/24                                            2,280
   4,000   San Gabriel Valley School Finance Authority Revenue
           (Pomona Unified School District)
           5.50%, due 2/01/24                                            3,740
   5,000   San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue
           5.00%, due 1/01/33                                            4,220
   4,000   San Jose Redevelopment Agency (Merged Area Redevelopment
           Project Tax Allocation)
           4.75%, due 8/01/22                                            3,366

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                              (000's)

-----------------------------------------------------------------------------
  $1,335   Southern California Public Power Authority Power Project
           Revenue (Multiple Projects)
           5.50%, due 7/01/20                                         $ 1,305
   5,500   State of California General Obligation Bonds
           4.75%, due 4/01/29                                           4,696
   4,635   Thousand Oaks Certificate of Participation Wastewater
           System Revenue
           4.875%, due 10/01/23 [FSA]                                   4,107
                                                                      -------
 TOTAL MUNICIPAL BONDS                                                 83,243
                                                                      -------

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                              (000's)

-----------------------------------------------------------------------------
 CASH EQUIVALENTS - 4.7%
  $4,126   SEI Tax Exempt Institutional Tax-Free Portfolio            $ 4,126
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                 4,126
                                                                      -------
 TOTAL INVESTMENTS - 98.7%                                             87,369
 Other Assets, less Liabilities                                         1,148
                                                                      -------
 NET ASSETS                                                           $88,517
                                                                      =======
-----------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]         28.8%
  Financial Guaranty Insurance
   Corp. [FGIC]                    2.6
  AMBAC Indemnity Corp. [AMBAC]   13.7
  Financial Security Assurance,
   Inc. [FSA]                      4.9
                                  ----
                                  50.0%
                                  ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO Municipal Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       The performance of the SAFECO Municipal Bond Fund in 2000 has
BAUER been a vast improvement over 1999. For the six months and year ending June 30, the Fund outperformed its Lipper peers.

                 The Fund outperformed the Lehman Brothers Long Municipal Bond
              Index for the year as well due to its long maturities and concentration in discount bonds.

                 This year I have followed two themes: swapping similar
              securities to realize losses for tax purposes, and buying medium-grade hospital revenue bonds.

   Credit ratings in the hospital sector declined due to changes in Medicare reimbursement policies, and that caused their yields to rise. To add yield to the Fund, I bought hospital issues. In the first quarter we bought Altru which has an 82% share of the Grand Forks, North Dakota market. Its bonds, due in 2024 yield 7.20% are rated Baa-1 by Moodys. We also added Palmetto Health Alliance, which has 62% of the Columbia, South Carolina market. These bonds came to market at 7.55% and are rated Baa-1 by Moodys and BBB by S&P.

   In the second quarter we purchased University of Maryland Medical System. These bonds yielded 6.90% when I bought them on April 5. (The Bond Buyer Muni Bond Index was yielding 5.92% on that date.) They are rated Baa-1 by Moodys and BBB+ by Fitch. On June 8, I bought A2-rated West Virginia bonds at a yield of 6.95%. (The Muni Bond Index was yielding 6.02% at the time.) I also bought $7.5 million Dormitory Authority of the State of New York for Mt Sinai NYU Health Group at a yield of 6.64% and sold them three weeks later as they traded up to a premium on the original offering price.

   Hospital bonds now represent 13.5% of the net assets of the Fund, second only to electric utilities at 14.3%. I hope to increase the hospital positions, and subsequently the Fund's yield during the rest of this year.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return for the
period ended June 30, 2000         Six-Month*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------

SAFECO Municipal Bond Fund            5.68%     1.04%   5.62%    6.90%

Lehman Brothers Long
 Municipal bond Index                 6.28%     0.89%   6.20%    7.55%

Lipper, Inc. (General
 Municipal bond Funds)                3.95%     0.98%   4.76%    6.41%

*Not Annualized

                                                      Lehman Brothers
                        SAFECO Municipal               Long Municipal
                               Bond Fund                   Bond Index
                        ----------------              ---------------
          6/30/90                 10,000                       10,000
          7/31/90                 10,192                       10,177
          8/31/90                  9,926                        9,934
          9/30/90                  9,907                        9,919
         10/31/90                 10,096                       10,129
         11/30/90                 10,377                       10,386
         12/31/90                 10,420                       10,431
          1/31/91                 10,585                       10,572
          2/28/91                 10,631                       10,646
          3/31/91                 10,644                       10,671
          4/30/91                 10,822                       10,836
          5/31/91                 10,932                       10,964
          6/30/91                 10,894                       10,943
          7/31/91                 11,067                       11,112
          8/31/91                 11,235                       11,272
          9/30/91                 11,415                       11,436
         10/31/91                 11,537                       11,555
         11/30/91                 11,500                       11,569
         12/31/91                 11,856                       11,845
          1/31/92                 11,753                       11,838
          2/29/92                 11,784                       11,856
          3/31/92                 11,769                       11,886
          4/30/92                 11,880                       12,000
          5/31/92                 12,081                       12,175
          6/30/92                 12,342                       12,411
          7/31/92                 12,817                       12,866
          8/31/92                 12,554                       12,693
          9/30/92                 12,578                       12,749
         10/31/92                 12,304                       12,536
         11/30/92                 12,681                       12,890
         12/31/92                 12,894                       13,057
          1/31/93                 13,019                       13,180
          2/28/93                 13,582                       13,793
          3/31/93                 13,369                       13,627
          4/30/93                 13,553                       13,813
          5/31/93                 13,630                       13,927
          6/30/93                 13,910                       14,189
          7/31/93                 13,856                       14,204
          8/31/93                 14,225                       14,567
          9/30/93                 14,384                       14,770
         10/31/93                 14,423                       14,797
         11/30/93                 14,241                       14,619
         12/31/93                 14,526                       14,996
          1/31/94                 14,702                       15,173
          2/28/94                 14,267                       14,670
          3/31/94                 13,543                       13,795
          4/30/94                 13,555                       13,901
          5/31/94                 13,718                       14,063
          6/30/94                 13,566                       13,895
          7/31/94                 13,879                       14,252
          8/31/94                 13,889                       14,282
          9/30/94                 13,546                       13,951
         10/31/94                 13,256                       13,522
         11/30/94                 12,984                       13,165
         12/31/94                 13,328                       13,632
          1/31/95                 13,818                       14,232
          2/28/95                 14,399                       14,812
          3/31/95                 14,504                       14,990
          4/30/95                 14,482                       14,983
          5/31/95                 15,156                       15,621
          6/30/95                 14,831                       15,333
          7/31/95                 14,902                       15,411
          8/31/95                 15,095                       15,629
          9/30/95                 15,207                       15,751
         10/31/95                 15,525                       16,132
         11/30/95                 15,956                       16,549
         12/31/95                 16,190                       16,806
          1/31/96                 16,243                       16,878
          2/29/96                 16,064                       16,673
          3/31/96                 15,697                       16,368
          4/30/96                 15,579                       16,302
          5/31/96                 15,605                       16,310
          6/30/96                 15,834                       16,561
          7/31/96                 16,029                       16,725
          8/31/96                 15,972                       16,704
          9/30/96                 16,294                       17,075
         10/31/96                 16,486                       17,283
         11/30/96                 16,854                       17,654
         12/31/96                 16,705                       17,548
          1/31/97                 16,625                       17,513
          2/28/97                 16,797                       17,702
          3/31/97                 16,510                       17,396
          4/30/97                 16,719                       17,602
          5/31/97                 17,000                       17,943
          6/30/97                 17,213                       18,173
          7/31/97                 17,914                       18,834
          8/31/97                 17,606                       18,584
          9/30/97                 17,849                       18,851
         10/31/97                 17,989                       19,014
         11/30/97                 18,123                       19,183
         12/31/97                 18,490                       19,534
          1/31/98                 18,680                       19,743
          2/28/98                 18,670                       19,733
          3/31/98                 18,674                       19,760
          4/30/98                 18,507                       19,654
          5/31/98                 18,908                       20,039
          6/30/98                 19,026                       20,125
          7/31/98                 19,057                       20,171
          8/31/98                 19,393                       20,534
          9/30/98                 19,657                       20,819
         10/31/98                 19,553                       20,752
         11/30/98                 19,643                       20,857
         12/31/98                 19,664                       20,878
          1/31/99                 19,887                       21,082
          2/28/99                 19,750                       20,994
          3/31/99                 19,749                       21,055
          4/30/99                 19,822                       21,074
          5/31/99                 19,661                       20,908
          6/30/99                 19,296                       20,526
          7/31/99                 19,265                       20,516
          8/31/99                 18,925                       20,094
          9/30/99                 18,809                       19,989
         10/31/99                 18,481                       19,521
         11/30/99                 18,661                       19,794
         12/31/99                 18,443                       19,485
          1/31/00                 18,297                       19,275
          2/29/00                 18,656                       19,686
          3/31/00                 19,189                       20,404
          4/30/00                 18,997

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)...       5.4%
  Weighted Average
   Maturity................ 24.1 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------

San Joaquin Hills Transportation Corridor Agency
 Senior Lien Toll Road Revenue............................................  4.5%
Illinois Educational Facilities Authority Adjustable
 Demand Revenue (University of Chicago)...................................  3.9
Massachusetts State Housing Finance Agency (Series B).....................  3.9
Alaska Housing Finance Corp. (General Housing Purpose)....................  3.3
West Virginia State Hospital Finance Authority
(Charleston Area Medical Center) Series A.................................  3.2

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------

California.................................................................  14%
Massachusetts..............................................................  12
Texas......................................................................   9
Indiana....................................................................   9
New York...................................................................   8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

1 AAA:              45%
2 AA:               13%
3 A:                19%
4 BBB:              18%
5 BB:                1%
6 Not Rated:         2%
7 Cash & Other:      2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 98.5%

 Alaska - 3.3%
  $17,000  Alaska Housing Finance Corp. (General Housing Purpose)
           5.00%, due 12/01/18                                        $ 15,224
      105  Alaska Housing Finance Corp. Collateralized (Veterans
           Mortgage Program)
           6.50%, due 6/01/31                                              105

 Arizona - 1.8%
    9,800  Phoenix Civic Improvement Corp. Wastewater System Lease
           Revenue
           4.75%, due 7/01/23                                            8,369

 California - 13.8%
    5,000  Los Angeles Wastewater System Revenue
           4.70%, due 11/01/19 [FGIC]                                    4,378
    3,550  + Northern California Power Agency Geothermal Project
           Revenue
           5.00%, due 7/01/09
           (Prerefunded 7/01/08 @ 100)                                   3,615
    6,400  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]                                   5,492
   11,995  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           5.80%, due 8/01/34 [FSA]                                     12,075
    2,000  Redding Joint Powers Financing Authority Solid Waste and
           Corporation Yard Revenue
           5.00%, due 1/01/23                                            1,711
    6,690  Sacramento County Sanitation District Finance Authority
           Revenue
           4.75%, due 12/01/23                                           6,049
    8,010  San Joaquin County Public Facilities Financing Corp.
           Certificates of Participation Capital Facilities Project
           4.75%, due 11/15/19 [MBIA]                                    7,089
   25,000  San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue
           5.00%, due 1/01/33                                           21,101

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $ 3,165  Southern California Public Power Authority Power Project
           Revenue (Multiple Projects)
           5.50%, due 7/01/20                                          $  3,094

 Colorado - 0.2%
    1,000  Colorado Housing Finance Authority Multi-Family Mortgage
           Revenue
           8.30%, due 10/01/23                                            1,073

 Florida - 0.6%
    2,750  Mid-Bay Bridge Authority Revenue
           6.05%, due 10/01/22                                            2,609

 Georgia - 2.6%
    6,750  + Atlanta Water and Sewage Revenue
           4.50%, due 1/01/18
           (Prerefunded 1/01/04 @ 100)                                    6,664
    5,000  Municipal Electric Authority Project One Special
           Obligation Fourth Crossover Series
           6.50%, due 1/01/20                                             5,430

 Illinois - 6.5%
    2,000  Chicago Illinois Sales Tax Revenue
           5.375%, due 1/01/27 [FGIC]                                     1,865
   17,500  + Illinois Educational Facilities Authority Adjustable
           Demand Revenue (University of Chicago)
           5.70%, due 12/01/25
           (Prerefunded 12/01/03 @ 102)                                  18,294
    5,000  + Metropolitan Pier and Exposition Authority Mccormick
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)                                         5,782
    4,770  University of Illinois Auxiliary Facilities System
           Revenue
           5.75%, due 4/01/22                                             4,734

 Indiana - 8.6%
      200  Beech Grove Economic Development Revenue (Westvaco Corp.)
           8.75%, due 7/01/10                                               204
   11,000  + East Chicago Elementary School Building Corp. First
           Mortgage
           7.00%, due 1/15/16
           (Prerefunded 1/15/03 @ 102)                                   11,770

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $ 7,715  Hammond Multi-School Building Corp. First Mortgage
           Revenue
           6.20%, due 7/10/15                                          $  7,838
   17,550  Indiana State Development Finance Authority Environmental
           Revenue
           5.60%, due 12/10/32                                           14,766
    6,450  + Indianapolis Gas Utility System Revenue
           4.00%, due 6/01/11 [FGIC]
           (Escrowed to Maturity)                                         5,752

 Maryland - 2.8%
    5,125  Baltimore Project and Revenue (Water Projects)
           5.00%, due 7/01/24 [FGIC]                                      4,653
    5,000  Maryland Health and Higher Educational Facilities
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]                                      4,292
    4,000  MHHEA Facilities Revenue
           6.75%, due 7/01/30                                             4,028

 Massachusetts - 11.5%
    5,750  Massachusetts Bay Transportation Authority System Revenue
           4.50%, due 3/01/26 [MBIA]                                      4,672
    5,140  Massachusetts Housing Finance Agency Housing Revenue
           6.20%, due 7/01/38 [AMBAC]                                     5,153
   20,000  Massachusetts State Housing Finance Agency (Series B)
           5.40%, due 12/01/28 [MBIA]                                    18,270
    8,000  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]                                      6,905
   10,000  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series A)
           5.125%, due 1/01/23 [MBIA]                                     8,875
    8,985  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]                                     7,935
    2,500  Massachusetts Water Resources Authority Revenue
           4.75%, due 12/01/23                                            2,107

 Michigan - 1.0%
    5,250  Detroit Water Supply System Revenue
           4.75%, due 7/01/19 [FGIC]                                      4,549

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 Mississippi - 0.9%
  $ 5,000  Harrison County Wastewater Management and Solid Waste
           Revenue
           4.75%, due 2/01/27 [FGIC]                                   $  4,215

 Missouri - 0.9%
    4,000  Missouri Health and Education Facilities Authority
           Educational Facilities Revenue
           4.75%, due 11/15/37                                            3,223
    1,000  Missouri Health and Education Facilities Authority
           Educational Facilities Revenue
           5.00%, due 11/15/37                                              849

 New Jersey - 0.2%
      840  + New Jersey Turnpike Authority Revenue
           10.375%, due 1/01/03
           (Escrowed to Maturity)                                           910

 New Mexico - 0.5%
    2,350  Farmington Collateralized Pollution Control Revenue
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08                                             2,261

 New York - 7.8%
    2,570  Metropolitan Transportation Authority New York Dedicated
           Tax Fund
           4.75%, due 4/01/28 [FGIC]                                      2,168
    2,100  New York City Municipal Water Finance Authority Water and
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]                                      1,935
    1,500  New York Dormitory Authority State University Educational
           Facilities Revenue
           5.00%, due 7/01/15                                             1,440
    5,500  New York Dormitory Authority State University Educational
           Facilities Revenue
           5.25%, due 5/15/15                                             5,422
    4,400  New York Dormitory Authority State University Educational
           Facilities Revenue
           7.50%, due 5/15/11                                             5,042
    5,250  New York Dormitory Authority State University Educational
           Facilities Revenue
           7.50%, due 5/15/13                                             6,258

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $10,500  Port Authority New York & New Jersey Consolidated Revenue
           4.375%, due 10/01/33 [FGIC]                                 $  8,140
    6,500  Urban Development Corp. Correctional Facilities Revenue
           5.375%, due 1/01/25                                            5,982

 North Carolina - 5.2%
   11,000  North Carolina Eastern Municipal Power Agency Power
           System Revenue
           6.00%, due 1/01/22                                            10,307
   10,885  North Carolina Medical Care Commission Health Care
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]                                      9,085
    3,720  North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                     3,099
    2,280  North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                     1,899

 North Dakota - 0.6%
    3,000  Grand Forks North Dakota Health Care System Revenue
           (Altru Health System)
           7.125%, due 8/15/24                                            2,964

 Oklahoma - 1.2%
    5,590  McGee Creek Authority Water Revenue
           6.00%, due 1/01/23 [MBIA]                                      5,839

 Pennsylvania - 1.8%
    5,000  Southeastern Pennsylvania Transportation Authority
           (Series A)
           4.75%, due 3/01/29 [FGIC]                                      4,191
    5,000  University Area Joint Authority Sewer Revenue
           4.75%, due 11/01/20 [MBIA]                                     4,329

 South Carolina - 5.5%
      755  Charleston County Pollution Control Facilities Revenue
           5.90%, due 8/01/03                                               755
    5,500  Pickens and Richland Counties Hospital Facilities Revenue
           5.75%, due 8/01/21 [AMBAC]                                     5,394

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
  $15,000  Piedmont Municipal Power Agency South Carolina Electric
           Revenue
           5.25%, due 1/01/21 [MBIA]                                  $ 12,249
    7,500  South Carolina Jobs--Economic Development Authority
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21                                          7,613

 Texas - 9.3%
    7,000  Austin Combined Utility Revenue
           4.25%, due 5/15/28 [MBIA]                                     5,353
   10,000  Austin Combined Utility System Revenue
           12.50%, due 11/15/07 [MBIA]                                  14,513
    1,545  Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01                                          1,664
      255  + Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01
           (Escrowed to Maturity)                                          275
       15  + Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01
           (Prerefunded Various Dates/Prices)                               16
   14,300  Hurst-Euless-Bedford Texas Independent School District
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]                                     11,597
    5,350  North East Texas School District General Obligation
           4.50%, due 10/01/28 [PSF]                                     4,279
    4,500  San Antonio Electric & Gas Revenue
           4.50%, due 2/01/21                                            3,740
    2,260  Texas Municipal Power Agency Revenue
           5.50%, due 9/01/13 [FGIC]                                     2,260

 Utah - 1.0%
    5,635  Weber County Utah Hospital Revenue (IHC Health Services)
           5.00%, due 8/15/30 [AMBAC]                                    4,819

 Virginia - 0.8%
    1,250  Loudoun County Sanitation Authority Water and Sewer
           Revenue
           4.75%, due 1/01/30 [MBIA]                                     1,049

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $ 3,240  Prince William County Authority Water and Sewer Systems
           Revenue
           4.75%, due 7/01/29 [FGIC]                                   $  2,722

 Washington - 6.9%
    5,055  Douglas County Public Utility District #1 Wells
           Hydroelectric Revenue
           8.75%, due 9/01/18                                             6,176
    2,200  + Douglas County Public Utility District #1 Wells
           Hydroelectric Revenue
           8.75%, due 9/01/18
           (Prerefunded 9/01/06 @ 106)                                    2,748
    2,500  King County Housing Authority Pooled Housing Revenue
           6.80%, due 3/01/26                                             2,555
    1,650  King County Limited Tax General Obligation (Various
           Purposes)
           4.75%, due 1/01/19                                             1,435
    2,255  King County Public Hospital District #1 Hospital
           Facilities Revenue (Valley Medical Center)
           5.50%, due 9/01/17 [AMBAC]                                     2,191
    2,800  Lewis County Public Utility District #1 Cowlitz Falls
           Hydroelectric Project Revenue
           6.00%, due 10/01/24                                            2,806
    3,172  Seattle Housing Authority Low Income Housing Revenue (Mt.
           Zion Project)
           6.60%, due 8/20/38                                             3,290
    6,290  Vancouver Washington Housing Authority Revenue
           (Springbrook Square)
           5.65%, due 3/01/31                                             5,320
    3,000  Washington Health Care Facilities Authority Revenue (Fred
           Hutchinson Cancer Research Center)
           7.375%, due 1/01/18                                            3,094
    2,610  Washington Public Power Supply System Nuclear Project #3
           Revenue
           5.50%, due 7/01/18 [AMBAC]                                     2,523
 West Virginia - 3.2%
   15,000  West Virginia State Hospital Finance Authority
           (Charleston Area Medical Center) Series A
           6.75%, due 9/01/30                                            14,941
                                                                       --------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 TOTAL MUNICIPAL BONDS                                                 $461,457
                                                                       --------

 CASH EQUIVALENTS - 0.2%
  $   982  Federated Tax-Exempt Money Market Fund, Inc.                     982
                                                                       --------
 TOTAL CASH EQUIVALENTS                                                     982
                                                                       --------
 TOTAL INVESTMENTS - 98.7%                                              462,439
 Other Assets, less Liabilities                                           6,128
                                                                       --------
 NET ASSETS                                                            $468,567
                                                                       ========
-------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]         24.1%
  Financial Guaranty Insurance
   Corp. [FGIC]                   11.1
  AMBAC Indemnity Corp. [AMBAC]    5.5
  Financial Security Assurance,
   Inc. [FSA]                      2.6
  Texas Permanent School Fund
   [PSF]                           3.4
                                  ----
                                  46.7%
                                  ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                  SAFECO Intermediate-Term Municipal Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MARY V.          The SAFECO Intermediate-Term Municipal Bond Fund's second
METASTASIO    quarter performance was better than its peer intermediate-term municipal bond funds, but not enough to overcome the Fund's poor performance in the first quarter. Our shorter duration caused the Fund to lag and continues to affect our six month results.
              For the year ending June 30th, the Fund once again outperformed its Lipper peer group.

                 For the six and twelve-month periods, expenses held the peer group and Fund behind the Lehman 7-year Municipal Bond Index, which has no expenses or cash flow.

   During the second quarter of 2000, the intermediate market, and indeed the municipal market in general, gave back what it had gained during the first quarter, and more, and then turned around. All of this happened with very little actual activity, as issuance continues to be low and relatively few bonds have been trading.

   In keeping with the minimalism that now defines the municipal market, I have made few trades year to date. Early in the second quarter, I sold a position maturing in 2004, raising cash to cover a first quarter purchase of some bonds maturing in 2012. This was done as part of our continuing effort to lengthen our average maturity. However, low issuance and general lack of activity in the municipal market are making it extremely difficult to do this. We are finding that when there are buyers for what we have to sell, there is not much for us to buy to replace it, and when there are interesting bonds for us to buy, there is no market for what we have to sell.

   We will continue, however slowly we must, to add some longer (ten- to twelve-year) positions to the Fund, and to sell some of our positions maturing within the next five years.

Mary V. Metastasio

--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a BA in Dramatic Art from Whitman College and an MBA from the University of Washington. Metastasio is a past chairman of the National Federation of Municipal Analysts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                           [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return for the
period ended June 30, 2000        Six-Month*  1 Year  5 Year  Since Inception**
--------------------------------------------------------------------------------

SAFECO Intermediate-Term
 Municipal Bond Fund                  2.49%    2.83%   4.70%       4.64%

Lehman Brothers 7-Year
 Municipal Bond Index                 3.23%    3.99%   5.36%       5.38%

Lipper, Inc. (Intermediate
 Municipal Bond Funds)                2.91%    2.50%   4.68%        N/A

 * Not Annualized
** The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

                          SAFECO Intermediate-            Lehman Brothers
                                Term Municipal           7-Year Municipal
                                     Bond Fund                 Bond Index
                          --------------------           ----------------
       3/18/93                          10,000
       3/31/93                           9,977                     10,000
       4/30/93                          10,044                     10,062
       5/31/93                          10,062                     10,093
       6/30/93                          10,222                     10,277
       7/31/93                          10,204                     10,278
       8/31/93                          10,414                     10,461
       9/30/93                          10,575                     10,575
      10/31/93                          10,627                     10,602
      11/30/93                          10,535                     10,508
      12/31/93                          10,719                     10,702
       1/31/94                          10,846                     10,816
       2/28/94                          10,576                     10,581
       3/31/94                          10,240                     10,299
       4/30/94                          10,285                     10,375
       5/31/94                          10,363                     10,427
       6/30/94                          10,327                     10,408
       7/31/94                          10,454                     10,555
       8/31/94                          10,527                     10,610
       9/30/94                          10,339                     10,509
      10/31/94                          10,152                     10,403
      11/30/94                           9,932                     10,251
      12/31/94                          10,117                     10,407
       1/31/95                          10,347                     10,602
       2/28/95                          10,625                     10,840
       3/31/95                          10,749                     10,953
       4/30/95                          10,797                     10,982
       5/31/95                          11,105                     11,274
       6/30/95                          11,060                     11,264
       7/31/95                          11,186                     11,408
       8/31/95                          11,301                     11,543
       9/30/95                          11,341                     11,587
      10/31/95                          11,470                     11,688
      11/30/95                          11,587                     11,817
      12/31/95                          11,656                     11,879
       1/31/96                          11,776                     11,994
       2/29/96                          11,762                     11,954
       3/31/96                          11,570                     11,838
       4/30/96                          11,548                     11,816
       5/31/96                          11,513                     11,799
       6/30/96                          11,563                     11,889
       7/31/96                          11,709                     11,988
       8/31/96                          11,728                     11,994
       9/30/96                          11,817                     12,102
      10/31/96                          11,951                     12,233
      11/30/96                          12,140                     12,437
      12/31/96                          12,093                     12,400
       1/31/97                          12,114                     12,444
       2/28/97                          12,216                     12,548
       3/31/97                          12,065                     12,386
       4/30/97                          12,098                     12,450
       5/31/97                          12,268                     12,607
       6/30/97                          12,396                     12,728
       7/31/97                          12,687                     13,024
       8/31/97                          12,566                     12,931
       9/30/97                          12,720                     13,068
      10/31/97                          12,778                     13,145
      11/30/97                          12,821                     13,191
      12/31/97                          13,000                     13,354
       1/31/98                          13,092                     13,493
       2/28/98                          13,092                     13,505
       3/31/98                          13,091                     13,505
       4/30/98                          13,005                     13,428
       5/31/98                          13,196                     13,624
       6/30/98                          13,229                     13,663
       7/31/98                          13,266                     13,708
       8/31/98                          13,457                     13,918
       9/30/98                          13,602                     14,097
      10/31/98                          13,626                     14,117
      11/30/98                          13,635                     14,156
      12/31/98                          13,693                     14,186
       1/31/99                          13,835                     14,393
       2/28/99                          13,784                     14,311
       3/31/99                          13,769                     14,306
       4/30/99                          13,795                     14,340
       5/31/99                          13,725                     14,269
       6/30/99                          13,532                     14,063
       7/31/99                          13,617                     14,158
       8/31/99                          13,601                     14,126
       9/30/99                          13,612                     14,178
      10/31/99                          13,531                     14,118
      11/30/99                          13,618                     14,221
      12/31/99                          13,574                     14,165
       1/31/00                          13,519                     14,131
       2/29/00                          13,594                     14,189
       3/31/00                          13,735                     14,390
       4/30/00                          13,680                     14,336
       5/31/00                          13,637                     14,304
       6/30/00                          13,915                     14,623

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)....      4.45%
  Weighted Average Maturity.  5.7 years


                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------

North Carolina Municipal Power Agency #1 Catawba Electric Revenue........ 5.6%
New York State Housing Finance Agency Health Facilities Revenue.......... 5.4
Mississippi Hospital Equipment and Facilities Authority Revenue
 (Mississippi Baptist Medical Center).................................... 4.5
Trinity River Authority Revenue (Tarrant County Water Project)........... 4.5
Joliet Waterworks and Sewage Revenue..................................... 4.0

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------

Illinois.................................................................  17%
Washington...............................................................  14
New York.................................................................  11
Texas....................................................................  11
North Carolina...........................................................   6

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

       [PIE CHART]

1 AAA:               60%
2 AA:                11%
3 A:                 21%
4 BBB:                6%
5 Cash & Other:       2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 98.0%

 Alabama - 3.7%
  $  500   Southeast Alabama Gas District System Revenue
           5.30%, due 6/01/12 [AMBAC]                                   $   498

 California - 4.4%
     220   Pleasanton Joint Powers Financing Authority Reassessment
           Revenue
           5.80%, due 9/02/02                                               225
     360   + Sacramento Municipal Utility District Electric Revenue
           5.50%, due 2/01/11
           (Escrowed to Maturity)                                           370

 Connecticut - 3.9%
     100   Connecticut Housing Finance Authority Housing Mortgage
           Finance Program
           5.40%, due 5/15/03                                               101
     400   East Haven Connecticut General Obligation
           6.50%, due 9/01/05 [FGIC]                                        431

 District of Columbia - 3.4%
     155   District of Columbia General Obligation
           5.30%, due 6/01/03                                               156
     145   + District of Columbia General Obligation
           5.30%, due 6/01/03
           (Escrowed to Maturity)                                           147
      75   District of Columbia General Obligation
           5.75%, due 6/01/03                                                76
      75   + District of Columbia General Obligation
           5.75%, due 6/01/03
           (Escrowed to Maturity)                                            77

 Georgia - 0.7%
     100   Georgia Municipal Electric Authority General Power Revenue
           5.75%, due 1/01/03                                               102

 Illinois - 17.4%
     500   Chicago Illinois Project Series A
           5.25%, due 1/01/10 [FGIC]                                        502
     300   Illinois Health Facilities Authorities Revenue (Masonic
           Medical Center)
           5.20%, due 10/01/03                                              294

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $  500   Joliet Waterworks and Sewage Revenue
           7.00%, due 1/01/05 [FGIC]                                    $   543
     235   + Metro Pier & Exposition Authority Dedicated State Tax
           Prerefunded (Series A)
           5.50%, due 6/15/03 [MBIA]                                        238
      40   + Metro Pier & Exposition Authority Dedicated State Tax
           Prerefunded (Series A)
           5.90%, due 6/15/03
           (Escrowed to Maturity)                                            41
     265   Metro Pier & Exposition Authority Dedicated State Tax
           Unrefunded (Series A)
           5.50%, due 6/15/03 [MBIA]                                        270
      25   Metro Pier & Exposition Authority Dedicated State Tax
           Unrefunded (Series A)
           5.90%, due 6/15/03                                                26
      35   + Metropolitan Pier and Exposition Authority McCormick
           Place Expansion Project
           5.90%, due 6/15/03
           (Escrowed to Maturity)                                            36
     400   Peoria General Obligation
           5.00%, due 1/01/06 [FGIC]                                        402

 Indiana - 1.5%
     100   Indiana Bond Bank State Revolving Fund Program
           5.90%, due 2/01/03                                               103
     100   Indianapolis Local Public Improvement Bond Bank
           Transportation Revenue
           5.80%, due 7/01/03                                               103

 Kentucky - 3.8%
     500   Kentucky State Property and Buildings Commission Revenue
           5.50%, due 9/01/04                                               513

 Louisiana - 0.6%
      85   Louisiana Public Facilities Authority Student Loan Revenue
           6.20%, due 3/01/01                                                86

 Maine - 2.2%
     300   Maine Municipal Bond Bank
           5.00%, due 11/01/09 [FSA]                                        299


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
 Massachusetts - 3.0%
  $  400   Massachusetts Water Resources Authority General Revenue
           5.25%, due 12/01/08                                         $   407

 Mississippi - 4.5%
     600   Mississippi Hospital Equipment and Facilities Authority
           Revenue (Mississippi Baptist Medical Center)
           5.40%, due 5/01/04 [MBIA]                                       610

 New Jersey - 0.5%
      65   New Jersey Housing and Mortgage Finance Agency Housing
           Revenue
           6.00%, due 11/01/02                                              66

 New York - 11.4%
     100   Metropolitan Transportation Authority Transit Facilities
           Service Contract Revenue
           5.375%, due 7/01/02                                             101
      10   New York City Water & Sewer Systems Revenue (Series B)
           5.00%, due 6/15/03                                               10
     390   New York City Water & Sewer Systems Revenue (Series B)
           5.00%, due 6/15/03                                              393
     700   New York State Housing Finance Agency Health Facilities
           Revenue
           6.375%, due 11/01/04                                            733
     300   Port Authority New York & New Jersey Consolidated Revenue
           5.00%, due 10/01/09 [FGIC]                                      299

 North Carolina - 5.6%
     800   North Carolina Municipal Power Agency #1 Catawba Electric
           Revenue
           4.10%, due 1/01/05 [AMBAC]                                      760

 Oklahoma - 3.2%
     430   + Oklahoma Industries Authority Health Facilities Revenue
           (Sisters of Mercy Health System, St. Louis, Inc.)
           5.20%, due 6/01/05
           (Escrowed to Maturity)                                          429

 Pennsylvania - 3.6%
     500   Philadelphia Parking Authority Airport Parking Revenue
           4.875%, due 9/01/09 [FSA]                                       489

 Texas - 10.6%
     250   Austin Combined Utility Systems Revenue
           5.25%, due 11/15/06                                             260
     100   + Coastal Bend Health Facility Development Corp. Health
           Services Revenue (Incarnate Word)
           5.70%, due 1/01/03 [AMBAC] (Escrowed to Maturity)               102

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
  $  100   Houston Water and Sewer System Junior Lien Revenue
           5.75%, due 12/01/02                                         $   102
     350   Socorro Independent School District Unlimited Tax General
           Obligation
           5.80%, due 2/15/11 [PSF]                                        361
     600   + Trinity River Authority Revenue (Tarrant County Water
           Project)
           5.25%, due 2/01/05 [AMBAC] (Partially Prerefunded 2/01/03
           @ 100)                                                          606

 Washington - 14.0%
     400   Clark County Public Utility District #1 Generating System
           Revenue
           6.00%, due 1/01/07 [FGIC]                                       423
     360   King County Housing Authority Pooled Housing Revenue
           4.70%, due 7/01/08                                              340
     500   Seattle Library Facilities
           5.375%, due 12/01/10                                            510
     500   Tacoma Electric System Revenue
           5.80%, due 1/01/04 [FGIC]                                       516
     100   Washington Health Care Facilities Authority Revenue
           (Empire Health Service, Spokane)
           5.50%, due 11/01/03 [MBIA]                                      102
                                                                       -------

 TOTAL MUNICIPAL BONDS                                                  13,258
                                                                       -------

 CASH EQUIVALENTS - 1.0%
     129   Federated Tax-Exempt Money Market Fund, Inc.                    129
                                                                       -------

 TOTAL CASH EQUIVALENTS                                                    129
                                                                       -------

 Other Assets, less Liabilities                                            143
                                                                       -------
 TOTAL INVESTMENTS - 99.0%                                              13,387

 NET ASSETS                                                            $13,530
                                                                       =======
------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]          9.2%
  Financial Guaranty Insurance
   Corp. [FGIC]                   23.6
  AMBAC Indemnity Corp. [AMBAC]   14.8
  Financial Security Assurance,
   Inc. [FSA]                      5.9
  Texas Permanent School Fund
   [PSF]                           2.7
                                  ----
                                  56.2%
                                  ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                       SAFECO Insured Municipal Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       As the market rallied during the first half of 2000, the
BAUER         Insured Municipal Bond Fund nearly matched the Lehman Long-
              Insured Index, which delivered 6.82%, and handily beat its
[PHOTO]       Lipper peer group of insured funds for the six-month period. As
BEVERLY R.    yields decline, as they did, this Fund tends to do relatively
DENNY         well because of its long average maturity and low coupon bonds.

                 During the first quarter, we took a number of tax losses,
              which provides us flexibility to use in taking gains. The only transactions in the Fund during second quarter were for cash management.

                 New issue volume has dropped even more in the insured sector than it has in the broad muni market, which has experienced drastic declines. During 2000, bond insurers have backed away from the hospital revenue bond market, which has been one of the larger issuers this year. Nevertheless, there will be some selection in the world of insured bonds and I am certain Beverly Denny, who assumed management of the SAFECO Insured Municipal Bond Fund on May 1, will find ways to add value in the years ahead.

Stephen C. Bauer
Beverly R. Denny

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

Beverly R. Denny came to SAFECO in 1991. She holds an MBA from the University of Virginia and a BS in finance/economics from Babson College. She is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return for the
period ended June 30, 2000         Six-Month*  1 Year  5 Year Since Inception**
--------------------------------------------------------------------------------

SAFECO Insured Municipal Bond Fund    6.77%     1.00%   5.49%       4.90%

Lehman Brothers Long Insured
 Municipal Bond Index                 6.82%     0.92%   6.05%       5.80%

Lipper, Inc. (Insured Municipal
 Bond Funds)                          4.34%     1.52%   4.71%        N/A

 * Not Annualized
** The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

                                                         Lehman Brothers
                              SAFECO Insured                Long Insured
                         Municipal Bond Fund        Municipal Bond Index
                         -------------------        --------------------
     3/18/93                          10,000
     3/31/93                           9,918                      10,000
     4/30/93                          10,039                      10,146
     5/31/93                          10,080                      10,239
     6/30/93                          10,311                      10,431
     7/31/93                          10,217                      10,439
     8/31/93                          10,556                      10,710
     9/30/93                          10,716                      10,849
    10/31/93                          10,720                      10,861
    11/30/93                          10,482                      10,719
    12/31/93                          10,764                      10,993
     1/31/94                          10,908                      11,117
     2/28/94                          10,453                      10,726
     3/31/94                           9,780                      10,062
     4/30/94                           9,826                      10,152
     5/31/94                           9,946                      10,276
     6/30/94                           9,781                      10,153
     7/31/94                          10,133                      10,431
     8/31/94                          10,086                      10,434
     9/30/94                           9,769                      10,183
    10/31/94                           9,482                       9,872
    11/30/94                           9,287                       9,647
    12/31/94                           9,642                       9,984
     1/31/95                          10,042                      10,431
     2/28/95                          10,564                      10,851
     3/31/95                          10,619                      10,977
     4/30/95                          10,543                      10,973
     5/31/95                          11,163                      11,441
     6/30/95                          10,845                      11,220
     7/31/95                          10,878                      11,269
     8/31/95                          11,039                      11,424
     9/30/95                          11,115                      11,507
    10/31/95                          11,420                      11,800
    11/30/95                          11,800                      12,109
    12/31/95                          11,992                      12,302
     1/31/96                          11,994                      12,366
     2/29/96                          11,850                      12,194
     3/31/96                          11,568                      11,950
     4/30/96                          11,470                      11,891
     5/31/96                          11,481                      11,894
     6/30/96                          11,645                      12,078
     7/31/96                          11,795                      12,200
     8/31/96                          11,750                      12,182
     9/30/96                          12,046                      12,461
    10/31/96                          12,138                      12,611
    11/30/96                          12,456                      12,894
    12/31/96                          12,299                      12,804
     1/31/97                          12,152                      12,759
     2/28/97                          12,280                      12,893
     3/31/97                          12,051                      12,650
     4/30/97                          12,262                      12,800
     5/31/97                          12,484                      13,056
     6/30/97                          12,663                      13,211
     7/31/97                          13,227                      13,716
     8/31/97                          12,967                      13,502
     9/30/97                          13,136                      13,695
    10/31/97                          13,242                      13,787
    11/30/97                          13,336                      13,875
    12/31/97                          13,614                      14,226
     1/31/98                          13,733                      14,390
     2/28/98                          13,698                      14,363
     3/31/98                          13,689                      14,381
     4/30/98                          13,557                      14,281
     5/31/98                          13,886                      14,589
     6/30/98                          13,947                      14,652
     7/31/98                          13,976                      14,678
     8/31/98                          14,256                      14,972
     9/30/98                          14,491                      15,197
    10/31/98                          14,369                      15,146
    11/30/98                          14,442                      15,231
    12/31/98                          14,418                      15,231
     1/31/99                          14,630                      15,379
     2/28/99                          14,503                      15,296
     3/31/99                          14,490                      15,349
     4/30/99                          14,481                      15,344
     5/31/99                          14,323                      15,201
     6/30/99                          14,024                      14,911
     7/31/99                          13,970                      14,894
     8/31/99                          13,669                      14,552
     9/30/99                          13,527                      14,456
    10/31/99                          13,318                      14,109
    11/30/99                          13,450                      14,327
    12/31/99                          13,262                      14,087
     1/31/00                          13,142                      13,945
     2/29/00                          13,478                      14,273
     3/31/00                          13,990                      14,828
     4/30/00                          13,735                      14,621
     5/31/00                          13,629                      14,463
     6/30/00                          14,164                      15,048

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)...       5.1%
  Weighted Average
   Maturity................ 24.6 years


TOP FIVE HOLDINGS                                          Percent of Net Assets
--------------------------------------------------------------------------------

Metropolitan Transportation Authority
 New York Dedicated Tax Fund.......................................  5.4%
Loudoun County Sanitation Authority Water and Sewer Revenue........  5.4
Port Authority of New York & New Jersey Consolidated Revenue.......  5.2
Massachusetts State Turnpike Authority
 Metro Highway System Rev. (Series B)..............................  4.6
Gulf Environment Services, Inc.
 Water and Sewer Revenue...........................................  4.6

TOP FIVE STATES                                            Percent of Net Assets
--------------------------------------------------------------------------------

Washington.........................................................  17%
New York...........................................................  15
Pennsylvania.......................................................   9
Utah...............................................................   9
North Carolina.....................................................   9

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

       [PIE CHART]

1  AAA:             96%
2  Cash & Other:     4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.7%

 California - 5.9%
  $  600   Los Angeles County Sanitation District Financing Authority
           Revenue (Capital Projects)
           5.25%, due 10/01/19 [MBIA]                                   $   577
     650   Los Angeles Wastewater System Revenue
           4.70%, due 11/01/19 [FGIC]                                       569

 Florida - 4.5%
   1,000   Gulf Environment Services, Inc. Water and Sewer Revenue
           5.00%, due 10/01/27 [MBIA]                                       881

 Indiana - 2.9%
     250   Indiana State Office Building Commission Capital Complex
           Revenue
           5.25%, due 7/01/15 [AMBAC]                                       237
     350   Indianapolis Gas Utility Revenue
           5.375%, due 6/01/21 [FGIC]                                       330

 Iowa - 1.2%
     250   Marshalltown Pollution Control Revenue (Iowa Electric
           Light and Power Co. Project)
           5.50%, due 11/01/23 [MBIA]                                       235

 Massachusetts - 7.7%
     600   Massachusetts Housing Finance Agency Housing Revenue
           6.20%, due 7/01/38 [AMBAC]                                       602
   1,000   Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]                                       883

 Minnesota - 1.6%
     350   Minneapolis and St. Paul Housing and Redevelopment
           Authority Health Care System Revenue (HealthSpan)
           4.75%, due 11/15/18 [AMBAC]                                      306

 New York - 14.8%
     900   Long Island Power Authority Electric System Revenue
           5.125%, due 12/01/22 [FSA]                                       818

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
  $1,250   Metropolitan Transportation Authority New York Dedicated
           Tax Fund
           4.75%, due 4/01/28 [FGIC]                                   $ 1,054
   1,300   Port Authority New York & New Jersey Consolidated Revenue
           4.375%, due 10/01/33 [FGIC]                                   1,008

 North Carolina - 8.6%
   1,000   North Carolina Medical Care Commission Health Care
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]                                       835
   1,000   North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                      833

 Pennsylvania - 9.3%
   1,000   Allegheny County Hospital Development Authority Revenue
           (Catholic Health East)
           4.875%, due 11/15/26 [AMBAC]                                    835
     650   Pittsburgh Water and Sewer Authority Revenue
           4.75%, due 9/01/16 [FGIC]                                       579
     445   University Area Joint Authority Sewer Revenue
           4.75%, due 11/01/20 [MBIA]                                      385

 Tennessee - 3.1%
     600   Metropolitan Nashville Airport Authority Special
           Facilities Revenue (Series A)
           4.55%, due 10/01/12
           (Var. Rate Demand Obligation)                                   600

 Texas - 4.8%
     750   Austin Combined Utility Revenue
           4.25%, due 5/15/28 [MBIA]                                       573
     250   Harris County Toll Road Unlimited Tax Revenue
           5.50%, due 8/15/21 [FGIC]                                       241
      10   + Lower Colorado River Authority Junior Lien Revenue
           5.625%, due 1/01/17 [FSA]
           (Prerefunded 1/01/15 @ 100)                                      10
      95   Sabine River Authority Pollution Control Revenue (Texas
           Utilities Electric Co. Project)
           6.55%, due 10/01/22 [FGIC]                                       98


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                              (000's)

-----------------------------------------------------------------------------
 Utah - 8.8%
  $1,000   Murray City Hospital Revenue (IHC Health Service, Inc.)
           4.75%, due 5/15/20 [MBIA]                                  $   846
   1,000   Weber County Utah Hospital Revenue (IHC Health Services)
           5.00%, due 8/15/30 [AMBAC]                                     855

 Virginia - 5.4%
   1,250   Loudoun County Sanitation Authority Water and Sewer
           Revenue
           4.75%, due 1/01/30 [MBIA]                                    1,049

 Washington - 17.1%
     700   CDP-King County III Lease Revenue (King Street Center
           Project)
           5.25%, due 6/01/26 [MBIA]                                      643
   1,000   Central Puget Sound Regional Transportation Authority
           Motor Vehicle Tax
           4.75%, due 2/01/28 [FGIC]                                      838
     250   + Richland Water and Sewer Improvement Revenue
           5.625%, due 4/01/12 [MBIA] (Prerefunded 4/01/03 @ 101)         258
     530   Snohomish County Public Utility District #1 Electric
           Revenue
           5.50%, due 1/01/20 [FGIC]                                      509
     900   Washington Health Care Facilities Authority Revenue
           (Swedish Hospital System)
           5.25%, due 11/15/26 [AMBAC]                                    813
     250   Yakima-Tieton Irrigation District Revenue
           6.20%, due 6/01/19 [FSA]                                       256
                                                                      -------
 TOTAL MUNICIPAL BONDS                                                 18,556
                                                                      -------

 PRINCIPAL
 AMOUNT                                                                VALUE
 (000's)                                                              (000's)

-----------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.5%
  $  672   Federated Tax-Exempt Money Market Fund, Inc.               $   672
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                   672
                                                                      -------
 TOTAL INVESTMENTS - 99.2%                                             19,228
 Other Assets, less Liabilities                                           163
                                                                      -------
 NET ASSETS                                                           $19,391
                                                                      =======
-----------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]         43.1%
  Financial Guaranty Insurance
   Corp. [FGIC]                   28.2
  AMBAC Indemnity Corp. [AMBAC]   19.7
  Financial Security Assurance,
   Inc. [FSA]                      5.8
                                  ----
                                  96.8%
                                  ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                            SAFECO Money Market Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]          The returns on the SAFECO Money Market Fund exceeded the
LESLIE FOX    Lipper average for taxable money market funds for the six and twelve months ended June 30. The Fund's 12-month return was higher than the 3.7% year-over-year increase in the Consumer
[PHOTO]       Price Index.
NAOMI
URATA         The portfolio continues to outperform its peers for three
              reasons. One, our short average maturity (46 days at June 30) allows us to take advantage of increasing short-term rates. Two, we have a high percentage of floating rate notes which reset with higher interest rates. (At June 30, the portfolio held
              44.3% floating rate notes, 19.3% of which are taxable municipal securities.) And, three, we purchase some higher-yielding tier-1 eligible paper that has some tier-2 ratings. (All securities purchased for the Fund have at least two ratings in the top category giving the Fund a Tier-one status.)

                 The portfolio currently has a "barbell" structure. Most of the cash is invested in short-term securities or floating rate notes under 60 days. About 10% of the portfolio is invested in issues maturing in greater than 180 days, locking in higher yields there. This has proved to be an effective strategy because short-term rates have risen rapidly; and because the market anticipates higher rates, thus paying the investor well for locking in yields up to 13 months.

   The average maturity of the Fund was no longer than 90 days at any point during the period and no individual investment had a maturity longer than 397 days. Assets were diversified among different industries so that no more than 25% of assets were invested in any one sector.

   The Fed raised overnight interest rates from 6.00% to 6.50% at its May meeting but held steady in June. Although there is increasing uncertainty about the Fed's future actions, currently high one-year interest rates indicate that the market anticipates some rate increases. We will manage the fund accordingly.

Lesley Fox

Naomi Urata

--------------------------------------------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Ms. Fox earned her MBA, Finance, at George Washington University.

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds an MBA from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

  Weighted Average Maturity... 46 Days


                           PERFORMANCE OVERVIEW CHART

                     Performance Overview -- No-Load Class

Average Annual Total Return
for the period ended
June 30, 2000                      Six-Month*    1 Year     5 Year    10 Year
-----------------------------------------------------------------------------

SAFECO Money Market Fund              2.77%       5.32%      4.96%     4.64%

Lipper, Inc. (Money Market Funds)     2.66%       5.06%      4.92%     4.69%

* Not Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 COMMERCIAL PAPER - 43.0%

 Asset Backed Securities - 9.7%
  $11,000  Apreco, Inc.
           6.60%, due 7/24/00                                          $ 10,950
    6,000  Apreco, Inc.
           6.56%, due 7/31/00                                             5,969
    5,000  Apreco, Inc.
           6.60%, due 7/24/00                                             4,981
    6,000  Moat Funding LLC
           6.18%, due 7/17/00                                             5,986
    5,000  Moat Funding LLC
           6.56%, due 7/28/00                                             4,977

 Consumer Finance - 4.1%
    6,000  Countrywide Funding Corp.
           6.55%, due 7/05/00                                             5,998
    3,300  Countrywide Funding Corp.
           6.90%, due 7/07/00                                             3,297

 Financial (Diversified) - 14.6%
    6,000  Associates First Capital BV
           6.58%, due 7/06/00                                             5,997
    5,700  Associates First Capital BV
           6.58%, due 7/13/00                                             5,690
    5,000  Cafco
           6.62%, due 8/04/00                                             4,971
    5,000  Island Finance
           6.60%, due 7/10/00                                             4,994
    1,600  PHH Corporation
           6.73%, due 7/07/00                                             1,599
    6,000  PHH Corporation
           6.77%, due 7/20/00                                             5,981
    3,700  PHH Corporation
           6.77%, due 7/21/00                                             3,687

 Investment Banking & Brokerage - 6.1%
    3,500  Goldman Sachs Group, LP
           6.53%, due 7/11/00                                             3,495
    4,200  Lehman Brothers Holdings, Inc.
           6.19%, due 9/07/00                                             4,152
    6,000  Salomon Smith Barney
           6.52%, due 7/03/00                                             6,000

 Photography/Imaging - 5.0%
    5,000  Xerox Corp.
           6.76%, due 7/05/00                                             4,998
    6,380  Xerox Corp.
           7.20%, due 7/05/00                                             6,377

 Trucks & Parts - 3.5%
    2,000  Cooperative Association of Tractor Dealers
           6.57%, due 7/07/00 (MBIA)                                      1,998

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $ 6,000  Cooperative Association of Tractor Dealers
           6.57%, due 7/14/00 [MBIA]                                   $  5,988
                                                                       --------
 TOTAL COMMERCIAL PAPER                                                  97,135
                                                                       --------

 CORPORATE BONDS - 37.5%

 Banks (Major Regional) - 5.7%
    5,000  First Union Corp.
           5.625%, due 2/12/01                                            4,970
    3,000  MBNA Corp.
           7.22%, due 2/09/01                                             3,004
    5,000  MBNA Corp.
           7.425%, due 9/01/00
           Put Date 9/01/00                                               5,001

 Banks (Regional) - 4.8%
   10,635  PNC Funding Corp.
           9.875 %, due 3/01/01                                          10,820

 Consumer Finance - 0.9%
    1,630  Countrywide Funding Corp.
           5.62%, due 10/16/00                                            1,626
      500  Countrywide Funding Corp.
           7.32%, due 8/15/00                                               501

 Financial (Diversified) - 1.2%
    2,625  Heller Financial, Inc.
           5.875%, due 11/01/00                                           2,620

 Health Care (Specialized Services) - 3.2%
    7,300  Everett Clinic
           6.72%, due 12/01/21
           Put Date 7/06/00                                               7,300

 Homebuilding - 3.1%
    6,933  Summer Station Apartments, LLC
           6.67%, due 6/01/19
           Put Date 7/05/00                                               6,933

 Insurance (Life & Health) - 4.9%
   11,000  First Allamerica Financial
           6.68%, due 8/05/04
           Put Date 8/05/00                                              11,000

 Investment Banking & Brokerage - 10.7%
    8,000  # Goldman Sachs Group, Inc. (144A)
           6.935%, due 7/13/01                                            8,000

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $8,000   Lehman Brothers Holdings, Inc.
           6.775%, due 5/23/01
           Put Date 9/07/00                                            $  8,000
   8,100   Morgan Stanley Dean Witter Co.
           6.90%, due 3/13/01
           Put Date 12/12/00                                              8,100

 Telecommunications (Equipment) - 3.0%
   6,870   AT&T Capital Corp.
           6.25%, due 5/15/01                                             6,839
                                                                       --------
 TOTAL CORPORATE BONDS                                                   84,714
                                                                       --------

 MUNICIPAL BONDS - 19.3%

 Health Care (Diversified) - 3.7%
     100   Bell County Health Facilities Development Revenue
           7.05%, due 7/01/00
           Put Date 7/06/00                                                 100
     150   Maury County Health and Educational Facilities Board
           Healthcare Revenue
           7.05%, due 12/01/00
           Put Date 7/06/00                                                 150
   8,100   New Hampshire Business Finance Authority Revenue
           7.50%, due 6/01/28
           Put Date 7/06/00                                               8,100

 Health Care (Long-Term Care) - 7.7%
   3,150   Bowie Assisted Living
           7.05%, due 7/01/23
           Put Date 7/05/00                                               3,150
   2,950   Maryland Health and Higher Education Facilities Authority
           Revenue (University of Maryland Medical System)
           7.00%, due 7/01/29
           Put Date 7/05/00                                               2,950
   6,185   Maryland Health and Higher Education Facilities Authority
           Revenue
           7.00%, due 1/01/28
           Put Date 7/05/00                                               6,185
     200   Maryland Health and Higher Education Facilities Authority
           Revenue
           7.00%, due 7/01/27
           Put Date 7/06/00                                                 200
   4,900   Village Green Finance Co.
           6.67%, due 11/01/22
           Put Date 7/05/00                                               4,900

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)

--------------------------------------------------------------------------------
 Homebuilding - 3.0%
  $1,000   Breckenridge Terrace LLC Tax Revenue
           6.73438%, due 5/01/39
           Put Date 7/06/00                                            $  1,000
   2,000   Eagle County Colorado Housing Facilities Revenue
           6.734%, due 5/01/39
           Put Date 7/06/00                                               2,000
   3,885   Tenderfoot Seasonal Housing Facilities Revenue
           6.734%, due 7/01/35
           Put Date 7/06/00                                               3,885

 Muni's (Municipalities) - 0.5%
   1,025   Allentown General Obligation Unlimited
           5.80%, due 11/15/00                                            1,022

 Retail (General Merchandise) - 3.5%
   8,000   Racetrac Capital, LLC
           6.67%, due 4/01/18
           Put Date 7/05/00                                               8,000

 Services (Commercial & Consumer) - 0.9%
   2,000   Wake Forest University
           6.67%, due 7/01/17
           Put Date 7/05/00                                               2,000
                                                                       --------
 TOTAL MUNICIPAL BONDS                                                   43,642
                                                                       --------

 CASH EQUIVALENTS - 0.3%

 Investment Companies
     625   AIM Short-Term Investments Co. Liquid Assets Money
           Market Portfolio (Institutional Shares)                          625
                                                                       --------
 TOTAL CASH EQUIVALENTS                                                     625
                                                                       --------
 TOTAL INVESTMENTS - 100.1%                                             226,116
 Other Assets, less Liabilities                                             (70)
                                                                       --------
 NET ASSETS                                                            $226,046
                                                                       ========
--------------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/00. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $8,000,000 and the total value is 3.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO Tax-Free Money Market Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MARY V.          The SAFECO Tax-Free Money Market Fund outranked the Lipper
METASTASIO    averages for like funds for the six and twelve months ending
              June 30, 2000. The Fund remains nicely ahead of its peers for the three-, five- and ten-year periods as well.

                 Issuance, which has been slow since the beginning of the
              year, continued in that vein throughout the second quarter. Our robust economy has reduced short-term borrowing needs. The reduced supply has kept a lid on the upward trend of tax-free money market rates.

                 Assets in all tax-free money market funds peaked early in the quarter (right before the April 15th tax deadline) at $220 billion, and then fell as drafts sent to the IRS cleared. Tax-free money funds ended the quarter at $210 billion.

   We have continued to use a barbell in the SAFECO Tax-Free Money Market Fund. This strategy of clustering assets at the long and short ends of our spectrum has contributed to the Fund's success. At June 30, 71% of the Fund was invested in very short Variable Rate Demand Options (VRDOs), and 25% was invested in put bonds, our vehicle of choice for longer assets. The remaining 4% are in municipal notes. This allocation is almost identical to the first quarter of 2000, the only difference being a 1% increase in VRDOs, and a corresponding decrease in put bonds. By comparison, the average general purpose tax-free money market fund, according to iMoneyNet, Inc., had 65% of its assets invested in VRDOs, with only 5% in put bonds. Seventeen percent of the average fund's assets were in notes and 11% were in commercial paper.

   It has been our desire to reduce our VRDO holdings to about two-thirds of the Fund, however, we continue to be stymied by a lack of put bonds to replace them with. Other than some possible minor tweaking, we will do what we have done in the past--stick to the barbell and be consistent.

Mary V. Metastasio

--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a BA in Dramatic Art from Whitman College and an MBA from the University of Washington. Metastasio is a past chairman of the National Federation of Municipal Analysts.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Weighted Average Maturity... 42 Days


* Represents the SAFECO Tax-Free Money Market Fund actual yield on June 30, 2000, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons may vary with market conditions.
** Represents the Three-Month Treasury Bill yield on June 30, 2000.

                PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000            Six-Month*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------

SAFECO Tax-Free Money Market Fund        1.69%     3.14%   3.10%    3.16%

Lipper, Ince. (Tax-Exempt Money
 Market Funds)                           1.66%     3.09%   3.01%    3.06%

*Not Annualized

                                   [GRAPH]

SAFECO Tax-Free Money Market Fund*
                                         Tax Brackets
                            ---------------------------------------
                                    39.6%   36%    31%   28%    15%
Actual Yield                3.86
Tax-Equivalent Yield                4.54
Tax-Equivalent Yield                        5.36
Tax-Equivalent Yield                               5.59
Tax-Equivalent Yield                                     6.03
Tax-Equivalent Yield                                            6.39

Three-Month Treasury Bill**
Taxable Yield               5.92

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 MUNICIPAL BONDS - 99.9%

 Alaska - 3.3%
  $2,385   Alaska Industrial Development and Export Authority Revenue
           5.30%, due 7/01/01
           Put Date 7/05/00                                             $ 2,385

 Arizona - 3.8%
   1,000   Apache County Industrial Development Revenue (Tucson
           Electric Power Co.)
           4.85%, due 12/15/18
           Put Date 7/05/00                                               1,000
     800   Pima County Industrial Development Authority Revenue
           (Tucson Electric Power Co.)
           4.85%, due 12/01/22
           Put Date 7/05/00                                                 800
   1,000   Tucson Industrial Development Authority Revenue (Tuscon
           City Center Parking)
           4.925%, due 6/01/15
           Put Date 7/06/00                                               1,000

 California - 1.1%
     800   Regional Airports Improvement Revenue (American Airlines,
           Inc.)
           4.55%, due 12/01/25
           Put Date 7/01/00                                                 800

 District of Columbia - 2.8%
   1,000   District of Columbia Revenue (George Washington
           University) Series B
           5.10%, due 9/15/29
           Put Date 7/05/00                                               1,000
   1,000   District of Columbia Revenue Supplemental Student Loan
           4.75%, due 7/01/04
           Put Date 7/01/00                                               1,000

 Florida - 1.4%
   1,000   Putnam County Development Authority Pollution Control
           Revenue
           4.35%, due 12/15/09
           Put Date 12/15/00                                              1,000

 Georgia - 4.1%
   3,000   Marietta Housing Authority Multifamily Revenue
           4.35%, due 1/15/09
           Put Date 1/15/01                                               3,000

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                              (000's)

-----------------------------------------------------------------------------
 Illinois - 19.8%
  $3,020   Chicago O'Hare International Airport Revenue Series A
           4.95%, due 1/01/15
           Put Date 7/05/00                                           $ 3,020
     770   Chicago O'Hare International Airport Revenue Series B
           4.95%, due 1/01/15
           Put Date 7/05/00                                               770
   3,000   Illinois Development Finance Authority Revenue (Sinai
           Community Institute Project)
           4.78%, due 3/01/22
           Put Date 7/05/00                                             3,000
   1,170   Illinois Development Finance Authority Revenue
           (Countryside Montessori Schools)
           4.76%, due 6/01/17
           Put Date 7/06/00                                             1,170
   3,800   Illinois Health Facilities Authority Revenue (Swedish
           Covenant Hospital)
           5.00%, due 8/01/25
           Put Date 7/05/00                                             3,800
   2,700   Jackson-Union Regional Port District Revenue
           5.15%, due 4/01/24
           Put Date 7/05/00                                             2,700

 Iowa - 5.8%
   2,000   Iowa School Corporations Warrant Certificates (Series A)
           5.50%, due 6/22/01 [FSA]                                     2,019
   1,000   Iowa School Corporations Warrant Certificates
           4.75%, due 2/01/01 [FSA]                                     1,004
   1,225   Polk County Hospital Equipment and Improvement Revenue
           4.80%, due 12/01/05
           Put Date 7/05/00                                             1,225

 Kentucky - 2.8%
   2,000   Clark County Kentucky Pollution Control Revenue
           4.15%, due 10/15/14
           Put Date 10/15/00                                            2,000

 Louisiana - 2.8%
   2,000   Louisiana Public Facilities Authority Revenue
           4.80%, due 12/01/13
           Put Date 7/06/00                                             2,000


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
 Maryland - 5.6%
  $3,805   Maryland Health and Higher Education Facilities Authority
           Revenue (Mercy Ridge)
           4.80%, due 4/01/31
           Put Date 7/06/00                                            $ 3,805
     300   Montgomery County Industrial Development Revenue
           (Information Systems and Networks)
           4.55%, due 4/01/14
           Put Date 7/01/00                                                300

 Missouri - 2.9%
   2,100   Kansas City Industrial Development Authority Multifamily
           Housing Revenue (Coach House II Project)
           4.65%, due 12/01/15
           Put Date 7/01/00                                              2,100

 Montana - 2.1%
   1,535   Havre Industrial Development Revenue (Safeway, Inc.
           Projects)
           4.75%, due 6/01/06
           Put Date 12/01/00                                             1,535

 Oklahoma - 2.7%
   1,000   Oklahoma Water Resources Revenue Board State Loan Program
           4.10%, due 9/01/32
           Put Date 9/01/00                                              1,000
   1,000   Oklahoma Water Resources Revenue Board State Loan Program
           Series A
           4.05%, due 9/01/23
           Put Date 9/01/00                                              1,000

 Pennsylvania - 2.8%
   2,080   Washington County Authority Lease Revenue (Higher
           Education Pooled Equipment Leasing Project)
           4.85%, due 11/01/05
           Put Date 7/05/00                                              2,080

 South Carolina - 4.1%
   3,000   York County Pollution Control Revenue
           4.05%, due 9/15/14
           Put Date 9/15/00                                              3,000

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)

------------------------------------------------------------------------------
 Tennessee - 4.6%
  $3,400   Hamilton County Industrial Development Revenue (Komatsu
           American Manufacturing Corp.)
           5.25%, due 11/01/05
           Put Date 7/05/00                                            $ 3,400

 Texas - 13.1%
   3,500   ABN AMRO Munitops Certificates Trust
           4.82%, due 3/07/07
           Put Date 7/05/00                                              3,500
     800   Grapevine Industrial Development Corporation Revenue
           (Series B4)
           4.55%, due 12/01/24
           Put Date 7/01/00                                                800
     300   Grapevine Industrial Development Revenue (American
           Airlines, Inc.) Series B2
           4.55%, due 12/01/24
           Put Date 7/01/00                                                300
   1,000   Harris County Housing Finance Corp. Multifamily Housing
           Revenue (Arbor II, Ltd. Project)
           4.00%, due 10/01/05
           Put Date 10/01/00                                             1,000
     200   Lone Star Airport Improvement Authority Revenue (American
           Airlines, Inc.) Series B4
           4.55%, due 12/01/14
           Put Date 7/01/00                                                200
     700   Lone Star Airport Improvement Authority Revenue Series A1
           4.55%, due 12/01/14
           Put Date 7/01/00                                                700
     200   Lone Star Airport Improvement Authority Revenue Series A3
           4.55%, due 12/01/14
           Put Date 7/01/00                                                200
   2,000   Sabine River Industrial Development Authority
           4.00%, due 8/15/14
           Put Date 8/15/00                                              2,000
     905   Texas Higher Education Authority (Series B)
           4.80%, due 12/01/25
           Put Date 7/05/00 [FGIC]                                         905


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 Washington - 11.8%
  $3,520   Richland Golf Enterprise Revenue
           4.60%, due 12/01/21
           Put Date 7/06/00                                             $ 3,520
   1,765   Washington State Housing Finance Commission Housing
           Revenue (Pioneer Human Services)
           4.75%, due 7/01/11
           Put Date 7/06/00                                               1,765
   1,260   Washington State Housing Finance Commission Revenue (YMCA
           of Greater Seattle)
           4.70%, due 7/01/11
           Put Date 7/01/00                                               1,260
   2,120   Washington State Housing Finance Commission Revenue (YMCA
           Snohomish County)
           5.00%, due 8/01/19
           Put Date 7/01/00                                               2,120

 Wyoming - 2.5%
   1,850   Rock Springs Industrial Development Revenue (Safeway, Inc.
           Project)
           4.30%, due 3/01/02
           Put Date 9/01/00                                               1,850
                                                                        -------

 TOTAL MUNICIPAL BONDS                                                   73,033
                                                                        -------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.0%
  $    1   Federated Tax-Exempt Money Market Fund, Inc.                 $     1
                                                                        -------

 TOTAL CASH EQUIVALENTS                                                       1
                                                                        -------

 TOTAL INVESTMENTS - 99.9%                                               73,034

 Other Assets, less Liabilities                                             106
                                                                        -------

 NET ASSETS                                                             $73,140
                                                                        =======
-------------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/2000. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                              As of June 30, 2000
                                  (Unaudited)

                                                         SAFECO
                                                  INTERMEDIATE-          SAFECO
                                           SAFECO          TERM  SAFECO MANAGED
(In Thousands,                         HIGH-YIELD U.S. TREASURY    GNMA    BOND
Except Per-Share Amounts)               BOND FUND          FUND    FUND    FUND
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                     $69,659       $19,310 $37,539  $7,932
                                          =======       ======= =======  ======
 Investments, at Value                    $64,696       $19,311 $37,148  $7,838
 Receivables
  Trust Shares Sold                             1            --      --      --
  Interest                                  1,271           293     263      88
  Receivable From Advisor                       5             5       4       4
                                          -------       ------- -------  ------
   Total Assets                            65,973        19,609  37,415   7,930
Liabilities
 Payables
  Investment Securities Purchased           1,960            --      --      --
  Notes Payable                                --            --      65      --
  Dividends                                   508            89     214      41
  Investment Advisory Fees                     35             9      18       3
  Transfer Agent Fees                          13             5       6       2
  Other                                        22            16      16      14
                                          -------       ------- -------  ------
   Total Liabilities                        2,538           119     319      60
                                          -------       ------- -------  ------
Net Assets                                $63,435       $19,490 $37,096  $7,870
                                          =======       ======= =======  ======
 No-Load Class:
  Net Assets                              $61,056       $17,860 $36,894  $6,655
  Trust Shares Outstanding                  7,758         1,780   4,072     835
                                          -------       ------- -------  ------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share             $  7.87       $ 10.03 $  9.06  $ 7.97
                                          =======       ======= =======  ======
 Class A:
  Net Assets                              $ 1,220       $   962     101  $  511
  Trust Shares Outstanding                    155            96      11      64
                                          -------       ------- -------  ------
  Net Asset Value and Redemption Price
   Per Share                              $  7.87       $ 10.04 $  9.07  $ 7.97
                                          =======       ======= =======  ======
  Maximum Offering Price Per Share
   (Net Asset Value Plus Sales Charge
   of 4.5%)                               $  8.24       $ 10.51 $  9.50  $ 8.35
                                          =======       ======= =======  ======
 Class B:
  Net Assets                              $ 1,059       $   668 $   101  $  704
  Trust Shares Outstanding                    134            67      11      88
                                          -------       ------- -------  ------
  Net Asset Value and Offering Price
   Per Share*                             $  7.87       $ 10.04 $  9.07  $ 7.96
                                          =======       ======= =======  ======
 Class C:
  Net Assets                              $   100            --      --      --
  Trust Shares Outstanding                     13
                                          -------
  Net Asset Value and Offering Price
   Per Share*                             $  7.87
                                          =======

--------------------------------------------------------------------------------
* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SAFECO                         SAFECO                                  SAFECO
CALIFORNIA                  INTERMEDIATE-        SAFECO       SAFECO     TAX-FREE
  TAX-FREE       SAFECO              TERM       INSURED        MONEY        MONEY
    INCOME    MUNICIPAL         MUNICIPAL     MUNICIPAL       MARKET       MARKET
      FUND    BOND FUND         BOND FUND     BOND FUND         FUND         FUND
---------------------------------------------------------------------------------

   $87,022     $440,578           $13,259       $19,216     $226,116      $73,034
   =======     ========           =======       =======     ========      =======
   $87,369     $462,439           $13,387       $19,228     $226,116      $73,034

       200           --                --            --           --           --
     1,381        8,556               211           267        1,292          513
        --           --                 1            --           38           --
   -------     --------           -------       -------     --------      -------
    88,950      470,995            13,599        19,495      227,446       73,547


        --           --                --            --           --           --
        --           --                --            --           --          130
       375        2,179                51            82        1,192          231
        37          194                 6             8          100           32
         6           24                 1             1           61            5
        15           31                11            13           47            9
   -------     --------           -------       -------     --------      -------
       433        2,428                69           104        1,400          407
   -------     --------           -------       -------     --------      -------
   $88,517     $468,567           $13,530       $19,391     $226,046      $73,140
   =======     ========           =======       =======     ========      =======

   $86,790     $467,114           $13,530       $19,391     $222,031      $73,140
     7,503       35,225             1,289         1,867      222,031       73,140
   -------     --------           -------       -------     --------      -------
   $ 11.57     $  13.26           $ 10.49       $ 10.39     $   1.00      $  1.00
   =======     ========           =======       =======     ========      =======

   $   693     $    700                --            --     $  3,104           --
        60           53                                        3,104
   -------     --------                                     --------
   $ 11.58     $  13.27                                     $   1.00
   =======     ========                                     ========

   $ 12.13     $  13.90                                           --
   =======     ========                                     ========

   $ 1,034     $    753                --            --     $    811           --
        89           57                                          811
   -------     --------                                     --------
   $ 11.57     $  13.24                                     $   1.00
   =======     ========                                     ========

        --           --                --            --     $    100           --
                                                                 100
                                                            --------
                                                            $   1.00
                                                            ========

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                  For the Six-Month Period Ended June 30, 2000
                                  (Unaudited)

                                                   SAFECO
                                            INTERMEDIATE-           SAFECO
                                    SAFECO           TERM  SAFECO  MANAGED
                                HIGH-YIELD  U.S. TREASURY    GNMA     BOND
(In Thousands)                   BOND FUND           FUND    FUND     FUND
---------------------------------------------------------------------------
Investment Income
  Interest                         $ 3,076          $ 638  $1,401    $ 269
  Dividends                            137             --      --       --
                                   -------          -----  ------    -----
    Total Investment Income          3,213            638   1,401      269
Expenses
  Investment Advisory                  211             54     103       19
  Transfer Agent                        75             27      38        9
  Fund Accounting and
   Administration                       29              9      17        3
  Shareholder Service--Class A           2              1      --        1
  --Class B                              2              1      --        1
  Distribution--Class B                  5              3      --        3
  Legal and Auditing                    10              9      11        9
  Custodian                              4              1       3        2
  Registration                          16             12      10       13
  Reports to Shareholders               10              3       4        1
  Trustees                               3              3       3        3
  Interest                               2             --      --       --
  Other                                  3              2       1        1
                                   -------          -----  ------    -----
    Total Expenses Before
     Reimbursement                     372            125     190       65
  Expense Reimbursement                (21)           (28)    (11)     (25)
                                   -------          -----  ------    -----
    Total Expenses After
     Reimbursement                     351             97     179       40
                                   -------          -----  ------    -----
Net Investment Income                2,862            541   1,222      229
Net Realized and Unrealized
 Gain (Loss) on Investments
  Net Realized Gain (Loss) on
   Investments                      (1,949)          (477)   (737)    (174)
  Net Change in Unrealized
   Appreciation (Depreciation)      (2,286)           553     556      244
                                   -------          -----  ------    -----
Net Gain (Loss) on Investments      (4,235)            76    (181)      70
                                   -------          -----  ------    -----
Net Change in Net Assets
 Resulting from Operations         $(1,373)         $ 617  $1,041    $ 299
                                   =======          =====  ======    =====
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SAFECO                          SAFECO                                   SAFECO
CALIFORNIA                   INTERMEDIATE-         SAFECO      SAFECO      TAX-FREE
  TAX-FREE       SAFECO               TERM        INSURED       MONEY         MONEY
    INCOME    MUNICIPAL          MUNICIPAL      MUNICIPAL      MARKET        MARKET
      FUND    BOND FUND          BOND FUND      BOND FUND        FUND          FUND
------------------------------------------------------------------------------------
   $ 2,476      $13,967               $364         $  581      $7,507        $1,541
        --           --                 --             --          --            --
   -------      -------               ----         ------      ------        ------
     2,476       13,967                364            581       7,507         1,541
       211        1,102                 35             50         598           189
        35          142                  5              7         364            26
        38          116                  6              9          94            34
         1            1                 --             --          --            --
         1            1                 --             --          --            --
         3            3                 --             --          --            --
        10           13                  9              9          11            10
         4           14                  1              2          10             3
         3           21                  6              6          43             8
         5           16                  1              1          32             3
         3            4                  3              3           4             3
        --            2                 --              2           4            --
         4           19                 --              1          13             4
   -------      -------               ----         ------      ------        ------
       318        1,454                 66             90       1,173           280
        --           --                 (3)            --        (211)          (15)
   -------      -------               ----         ------      ------        ------
       318        1,454                 63             90         962           265
   -------      -------               ----         ------      ------        ------
     2,158       12,513                301            491       6,545         1,276
    (1,609)      (1,664)                34           (727)         --            --
     5,463       14,706                  2          1,565          --            --
   -------      -------               ----         ------      ------        ------
     3,854       13,042                 36            838          --            --
   -------      -------               ----         ------      ------        ------
   $ 6,012      $25,555               $337         $1,329      $6,545        $1,276
   =======      =======               ====         ======      ======        ======
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                                SAFECO
                                        SAFECO       INTERMEDIATE-TERM                                          SAFECO
                                    HIGH-YIELD           U.S. TREASURY                  SAFECO                 MANAGED
                                     BOND FUND                    FUND               GNMA FUND               BOND FUND
                         ----------------------  ----------------------  ----------------------  ----------------------
                         Six-Month               Six-Month               Six-Month               Six-Month
                            Period                  Period                  Period                  Period
                             Ended   Year Ended      Ended   Year Ended      Ended   Year Ended      Ended   Year Ended
                           June 30  December 31    June 30  December 31    June 30  December 31    June 30  December 31
(In Thousands)                2000         1999       2000         1999       2000         1999       2000         1999
------------------------------------------------------------------------------------------------------------------------
Operations
Net Investment Income     $  2,862      $ 6,781    $   541      $ 1,157    $ 1,222      $ 2,513     $  229       $  397
 Net Realized Gain
  (Loss) on Investments     (1,949)      (1,769)      (477)         (33)      (737)        (857)      (174)        (274)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)            (2,286)      (2,107)       553       (1,619)       556       (1,604)       244         (441)
                          --------      -------    -------      -------    -------      -------     ------       ------
 Net Change in Net
  Assets Resulting from
  Operations                (1,373)       2,905        617         (495)     1,041           52        299         (318)
Dividends to
 Shareholders from
 Net Investment Income
 No-Load Class              (2,754)      (6,470)      (499)      (1,077)    (1,220)      (2,513)      (194)        (346)
 Class A                       (56)        (178)       (26)         (44)        (1)          --        (15)         (19)
 Class B                       (51)        (133)       (16)         (36)        (1)          --        (20)         (32)
 Class C                        (1)          --         --           --         --           --         --           --
 Net Realized Gain on
  Investments
 No-Load Class                  --           --         --           --         --           --         --           --
 Class A                        --           --         --           --         --           --         --           --
 Class B                        --           --         --           --         --           --         --           --
 Class C                        --           --         --           --         --           --         --           --
                          --------      -------    -------      -------    -------      -------     ------       ------
 Total                      (2,862)      (6,781)      (541)      (1,157)    (1,222)      (2,513)      (229)        (397)
Net Trust Share
 Transactions
 No-Load Class              (7,889)      (3,042)    (1,302)      (3,442)    (2,372)        (235)      (184)         637
 Class A                      (276)      (1,269)        --          188        100           --        (65)         311
 Class B                      (451)         332       (120)          60        100           --       (229)         470
 Class C                       100           --         --           --         --           --         --           --
                          --------      -------    -------      -------    -------      -------     ------       ------
 Total                      (8,516)      (3,979)    (1,422)      (3,194)    (2,172)        (235)      (478)       1,418
                          --------      -------    -------      -------    -------      -------     ------       ------
Total Change in Net
 Assets                    (12,751)      (7,855)    (1,346)      (4,846)    (2,353)      (2,696)      (408)         703
Net Assets at Beginning
 of Period                  76,186       84,041     20,836       25,682     39,449       42,145      8,278        7,575
                          --------      -------    -------      -------    -------      -------     ------       ------
Net Assets at End of
 Period                   $ 63,435      $76,186    $19,490      $20,836    $37,096      $39,449     $7,870       $8,278
                          ========      =======    =======      =======    =======      =======     ======       ======
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               SAFECO                                          SAFECO                  SAFECO
           CALIFORNIA                  SAFECO       INTERMEDIATE-TERM                 INSURED
             TAX-FREE               MUNICIPAL               MUNICIPAL               MUNICIPAL            SAFECO MONEY
          INCOME FUND               BOND FUND               BOND FUND               BOND FUND             MARKET FUND
----------------------  ----------------------  ----------------------  ----------------------  ----------------------
Six-Month               Six-Month               Six-Month               Six-Month               Six-Month
   Period                  Period                  Period                  Period                  Period
    Ended   Year Ended      Ended   Year Ended      Ended   Year Ended      Ended   Year Ended      Ended   Year Ended
  June 30  December 31    June 30  December 31    June 30  December 31    June 30  December 31    June 30  December 31
     2000         1999       2000         1999       2000         1999       2000         1999       2000         1999
-----------------------------------------------------------------------------------------------------------------------
  $ 2,158     $  5,037   $ 12,513     $ 26,435    $   301      $   621    $   491      $ 1,030   $  6,545     $ 10,637
   (1,609)      (1,041)    (1,664)      (1,564)        34           28       (727)           1         --           --
    5,463      (14,076)    14,706      (57,414)         2         (777)     1,565       (2,928)        --           --
  -------     --------   --------     --------    -------      -------    -------      -------   --------     --------
    6,012      (10,080)    25,555      (32,543)       337         (128)     1,329       (1,897)     6,545       10,637
   (2,124)      (4,966)   (12,473)     (26,332)      (301)        (621)      (491)      (1,030)    (6,434)     (10,421)
      (17)         (38)       (20)         (46)        --           --         --           --        (88)        (168)
      (17)         (33)       (20)         (57)        --           --         --           --        (22)         (48)
       --           --         --           --         --           --         --           --         (1)          --
       --           --         --           --         --          (28)        --           --         --           --
       --           --         --           --         --           --         --           --         --           --
       --           --         --           --         --           --         --           --         --           --
       --           --         --           --         --           --         --           --         --           --
  -------     --------   --------     --------    -------      -------    -------      -------   --------     --------
   (2,158)      (5,037)   (12,513)     (26,435)      (301)        (649)      (491)      (1,030)    (6,545)     (10,637)
   (2,775)     (11,817)   (16,150)     (10,899)    (1,113)        (103)    (3,811)         293    (13,894)      11,453
      (79)         189       (252)          96         --           --         --           --       (450)       1,368
      196            4       (591)         118         --           --         --           --       (169)         309
       --           --         --           --         --           --         --           --        100           --
  -------     --------   --------     --------    -------      -------    -------      -------   --------     --------
   (2,658)     (11,624)   (16,993)     (10,685)    (1,113)        (103)    (3,811)         293    (14,413)      13,130
  -------     --------   --------     --------    -------      -------    -------      -------   --------     --------
    1,196      (26,741)    (3,951)     (69,663)    (1,077)        (880)    (2,973)      (2,634)   (14,413)      13,130
   87,321      114,062    472,518      542,181     14,607       15,487     22,364       24,998    240,459      227,329
  -------     --------   --------     --------    -------      -------    -------      -------   --------     --------
  $88,517     $ 87,321   $468,567     $472,518    $13,530      $14,607    $19,391      $22,364   $226,046     $240,459
  =======     ========   ========     ========    =======      =======    =======      =======   ========     ========
-----------------------------------------------------------------------------------------------------------------------
                SAFECO
        TAX-FREE MONEY
           MARKET FUND
-----------------------
Six-Month
   Period
    Ended   Year Ended
  June 30  December 31
     2000         1999
------------------------------------------------------------------------------------------------------------
  $ 1,276      $ 2,153
       --           --
       --           --
---------- ------------
    1,276        2,153
   (1,276)      (2,153)
       --           --
       --           --
       --           --
       --           --
       --           --
       --           --
       --           --
---------- ------------
   (1,276)      (2,153)
   (4,183)        (134)
       --           --
       --           --
       --           --
---------- ------------
   (4,183)        (134)
---------- ------------
   (4,183)        (134)
   77,323       77,457
---------- ------------
  $73,140      $77,323
========== ============
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO High-Yield Bond Fund
No-Load Class

                             Six-Month                               Three-Month        For the
                          Period Ended     For the Year Ended       Period Ended     Year Ended
                               June 30         December 31           December 31   September 30
                          ---------------------------------------------------------------------
                                  2000      1999     1998     1997          1996           1996
------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  8.38   $  8.78  $  9.13  $  8.82       $  8.79        $  8.68
Income from Investment
 Operations
 Net Investment Income            0.35      0.71     0.74     0.77          0.19           0.78
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.51)    (0.40)   (0.35)    0.31          0.03           0.11
                               -------   -------  -------  -------       -------        -------
  Total from Investment
   Operations                    (0.16)     0.31     0.39     1.08          0.22           0.89
Less Distributions
 Dividends from Net
  Investment Income              (0.35)    (0.71)   (0.74)   (0.77)        (0.19)         (0.78)
                               -------   -------  -------  -------       -------        -------
Net Asset Value at End
 of Period                     $  7.87   $  8.38  $  8.78  $  9.13       $  8.82        $  8.79
                               =======   =======  =======  =======       =======        =======
Total Return                    (1.84%)*   3.74%    4.45%   12.79%         2.50%*        10.79%
Net Assets at End of
 Period (000's)                $61,056   $73,004  $79,696  $71,058       $50,298        $47,880
Ratio of Gross Expenses
 to Average Net Assets           1.11%**   0.99%    0.92%    0.91%         0.90%**        0.94%
Ratio of Net Expenses to
 Average Net Assets              1.05%**   0.95%    0.92%    0.91%         0.90%**        0.94%
Ratio of Net Investment
 Income to Average Net
 Assets                          8.94%**   8.31%    8.26%    8.58%         8.56%**        8.99%
Portfolio Turnover Rate         49.57%**  70.65%   64.22%   85.06%        35.01%**       92.65%
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Intermediate-Term U.S. Treasury Fund
No-Load Class

                             Six-Month                                        Three-Month        For the
                          Period Ended                                       Period Ended     Year Ended
                               June 30    For the Year Ended December 31      December 31   September 30
                          ------------------------------------------------------------------------------
                                  2000         1999        1998        1997          1996           1996
---------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  9.99   $    10.74  $    10.34  $    10.11       $ 10.10        $ 10.24
Income from Investment
 Operations
 Net Investment Income            0.28         0.54        0.57        0.58          0.16           0.54
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.04        (0.75)       0.40        0.23          0.01          (0.14)
                               -------   ----------  ----------  ----------       -------        -------
  Total from Investment
   Operations                     0.32        (0.21)       0.97        0.81          0.17           0.40
Less Distributions
 Dividends from Net
  Investment Income              (0.28)       (0.54)      (0.57)      (0.58)        (0.16)         (0.54)
                               -------   ----------  ----------  ----------       -------        -------
Net Asset Value at End
 of Period                     $ 10.03   $     9.99  $    10.74  $    10.34       $ 10.11        $ 10.10
                               =======   ==========  ==========  ==========       =======        =======
Total Return                     3.23%*      (1.98%)      9.61%       8.29%         1.68%*         4.00%
Net Assets at End of
 Period (000's)                $17,860   $   19,092  $   24,061  $   15,698       $14,679        $14,668
Ratio of Gross Expenses
 to Average Net Assets           1.22%**      1.10%       0.90%       0.92%         1.07%**        1.01%
Ratio of Net Expenses to
 Average Net Assets              0.95%**      0.93%       0.90%       0.92%         0.85%**        1.01%
Ratio of Net Investment
 Income to Average Net
 Assets                          5.64%**      5.22%       5.38%       5.74%         6.30%**        5.30%
Portfolio Turnover Rate        217.51%**     13.93%       2.83%      82.36%       125.42%**      294.25%
---------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO GNMA Fund
No-Load Class

                             Six-Month                               Three-Month        For the
                          Period Ended     For the Year Ended       Period Ended     Year Ended
                               June 30         December 31           December 31   September 30
                          ---------------------------------------------------------------------
                                  2000      1999     1998     1997          1996           1996
------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  9.10   $  9.64  $  9.57  $  9.36       $  9.26        $  9.45
Income from Investment
 Operations
 Net Investment Income            0.30      0.55     0.57     0.60          0.15           0.60
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.04)    (0.54)    0.07     0.21          0.10          (0.19)
                               -------   -------  -------  -------       -------        -------
  Total from Investment
   Operations                     0.26      0.01     0.64     0.81          0.25           0.41
Less Distributions
 Dividends from Net
  Investment Income              (0.30)    (0.55)   (0.57)   (0.60)        (0.15)         (0.60)
                               -------   -------  -------  -------       -------        -------
Net Asset Value at End
 of Period                     $  9.06   $  9.10  $  9.64  $  9.57       $  9.36        $  9.26
                               =======   =======  =======  =======       =======        =======
Total Return                     2.84%*    0.16%    6.84%     8.97%        2.71%*         4.48%
Net Assets at End of
 Period (000's)                $36,894   $39,449  $42,145  $38,172       $39,543        $39,703
Ratio of Gross Expenses
 to Average Net Assets           1.01%**   0.98%    0.94%    0.93%         1.01%**        1.03%
Ratio of Net Expenses to
 Average Net Assets              0.95%**   0.94%    0.94%    0.93%         1.01%**        1.03%
Ratio of Net Investment
 Income to Average
 Net Assets                      6.49%**   5.92%    5.90%    6.40%         6.43%**        6.42%
Portfolio Turnover Rate        213.93%** 132.51%  104.63%   82.70%        51.06%**       47.45%
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Managed Bond Fund
No-Load Class

                                 Six-Month
                              Period Ended
                                   June 30   For the Year Ended December 31
                              -------------------------------------------------
                                      2000      1999     1998     1997     1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                         $  7.90   $  8.64  $  8.60  $  8.35  $  8.77
Income from Investment
 Operations
 Net Investment Income                0.23      0.41     0.42     0.42     0.41
 Net Realized and Unrealized
  Gain (Loss) on Investments          0.07     (0.74)    0.29     0.25    (0.42)
                                   -------   -------  -------  -------  -------
  Total from Investment
   Operations                         0.30     (0.33)    0.71     0.67    (0.01)
Less Distributions
 Dividends from Net
  Investment Income                  (0.23)    (0.41)   (0.42)   (0.42)   (0.41)
 Distributions from Realized
  Gains                                 --        --    (0.25)      --       --
                                   -------   -------  -------  -------  -------
  Total Distributions                (0.23)    (0.41)   (0.67)   (0.42)   (0.41)
                                   -------   -------  -------  -------  -------
Net Asset Value at End of
 Period                            $  7.97   $  7.90  $  8.64  $  8.60  $  8.35
                                   =======   =======  =======  =======  =======
Total Return                         3.90%*   (3.82%)   8.43%    8.23%    0.02%
Net Assets at End of Period
 (000's)                           $ 6,655   $ 6,781  $ 6,757  $ 4,627  $ 4,215
Ratio of Gross Expenses to
 Average Net Assets                  1.50%**   1.41%    1.16%    1.15%    1.27%
Ratio of Net Expenses to
 Average Net Assets                  0.90%**   0.94%    1.16%    1.15%    1.27%
Ratio of Net Investment
 Income to Average Net
 Assets                              5.97%**   5.10%    4.79%    4.98%    4.86%
Portfolio Turnover Rate            109.02%** 146.87%  132.76%  176.50%  136.29%
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO California Tax-Free Income Fund
No-Load Class

                            Six-Month                                       Nine-Month
                         Period Ended                                     Period Ended
                              June 30   For the Year Ended December 31     December 31
                         -------------------------------------------------------------
                                 2000        1999        1998       1997          1996
----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $ 11.04   $   12.74  $    12.93  $   12.22       $ 11.86
Income from Investment
 Operations
 Net Investment Income           0.29        0.56        0.60       0.60          0.47
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.53       (1.70)       0.18       0.76          0.39
                              -------   ---------  ----------  ---------       -------
  Total from Investment
   Operations                    0.82       (1.14)       0.78       1.36          0.86
Less Distributions
 Dividends from Net
  Investment Income             (0.29)      (0.56)      (0.60)     (0.60)        (0.47)
 Distributions from
  Realized Gains                  --          --        (0.37)     (0.05)        (0.03)
                              -------   ---------  ----------  ---------       -------
  Total Distributions           (0.29)      (0.56)      (0.97)     (0.65)        (0.50)
                              -------   ---------  ----------  ---------       -------
Net Asset Value at End
 of Period                    $ 11.57   $   11.04  $    12.74  $   12.93       $ 12.22
                              =======   =========  ==========  =========       =======
Total Return                    7.51%*     (9.18%)      6.19%     11.55%         7.42%*
Net Assets at End of
 Period (000's)               $86,790   $  85,782  $  112,457  $  88,379       $72,084
Ratio of Expenses to
 Average Net Assets             0.74%**     0.74%       0.68%      0.68%         0.69%**
Ratio of Net Investment
 Income to Average Net
 Assets                         5.17%**     4.66%       4.60%      4.88%         5.21%**
Portfolio Turnover Rate        40.15%**    24.66%      38.78%      9.83%        10.52%**
----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Municipal Bond Fund
No-Load Class

                            Six-Month                                   Nine-Month
                         Period Ended       For the Year Ended        Period Ended
                              June 30          December 31             December 31
                         ---------------------------------------------------------------
                                 2000       1999      1998      1997          1996
----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  12.89   $  14.45  $  14.52  $  13.98      $  13.69
Income from Investment
 Operations
 Net Investment Income           0.35       0.69      0.73      0.75          0.57
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.37      (1.56)     0.17      0.70          0.29
                             --------   --------  --------  --------      --------
  Total from Investment
   Operations                    0.72      (0.87)     0.90      1.45          0.86
Less Distributions
 Dividends from Net
  Investment Income             (0.35)     (0.69)    (0.73)    (0.75)        (0.57)
 Distributions from
  Realized Gains                   --         --     (0.24)    (0.16)           --
                             --------   --------  --------  --------      --------
  Total Distributions           (0.35)     (0.69)    (0.97)    (0.91)        (0.57)
                             --------   --------  --------  --------      --------
Net Asset Value at End
 of Period                   $  13.26   $  12.89  $  14.45  $  14.52      $  13.98
                             ========   ========  ========  ========      ========
Total Return                    5.68%*    (6.18%)    6.35%    10.68%         6.42%*
Net Assets at End of
 Period (000's)              $467,114   $470,267  $539,860  $502,946      $480,970
Ratio of Expenses to
 Average Net Assets             0.62%**    0.60%     0.51%     0.51%         0.53%**
Ratio of Net Investment
 Income to Average Net
 Assets                         5.46%**    5.04%     5.01%     5.31%         5.53%**
Portfolio Turnover Rate        56.17%**   16.84%    20.80%    13.52%         6.66%**
----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Intermediate-Term Municipal Bond Fund
No-Load Class

                             Six-Month                                         Nine-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 10.46   $    11.02  $    10.92  $    10.61       $ 10.49
Income from Investment
 Operations
 Net Investment Income            0.23         0.45        0.47        0.47          0.35
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.03        (0.54)       0.10        0.31          0.12
                               -------   ----------  ----------  ----------       -------
  Total from Investment
   Operations                     0.26        (0.09)       0.57        0.78          0.47
Less Distributions
 Dividends from Net
  Investment Income              (0.23)       (0.45)      (0.47)      (0.47)        (0.35)
 Distributions from
  Realized Gains                    --        (0.02)         --          --            --
                               -------   ----------  ----------  ----------       -------
  Total Distributions            (0.23)       (0.47)      (0.47)      (0.47)        (0.35)
                               -------   ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                     $ 10.49   $    10.46  $    11.02  $    10.92       $ 10.61
                               =======   ==========  ==========  ==========       =======
Total Return                     2.49%*      (0.84%)      5.33%        7.50%        4.53%*
Net Assets at End of
 Period (000's)                $13,530   $   14,607  $   15,487  $   13,780       $14,172
Ratio of Gross Expenses
 to Average Net Assets           0.95%**      0.92%       0.83%       0.83%         0.89%**
Ratio of Net Expenses to
 Average Net Assets              0.90%**      0.86%       0.83%       0.83%         0.89%**
Ratio of Net Investment
 Income to Average Net
 Assets                          4.40%**      4.18%       4.25%       4.37%         4.40%**
Portfolio Turnover Rate          7.18%**     10.51%       4.29%      10.52%        12.81%**
-------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Insured Municipal Bond Fund
No-Load Class

                             Six-Month                                         Nine-Month
                          Period Ended                                       Period Ended
                               June 30    For the Year Ended December 31      December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  9.97   $    11.33  $    11.36  $    10.74       $ 10.46
Income from Investment
 Operations
 Net Investment Income            0.25         0.48        0.49        0.50          0.37
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.42        (1.36)       0.17        0.62          0.28
                               -------   ----------  ----------  ----------       -------
  Total from Investment
   Operations                     0.67        (0.88)       0.66        1.12          0.65
Less Distributions
 Dividends from Net
  Investment Income              (0.25)       (0.48)      (0.49)      (0.50)        (0.37)
 Distributions from
  Realized Gains                    --          --        (0.20)        --            --
                               -------   ----------  ----------  ----------       -------
  Total Distributions            (0.25)       (0.48)      (0.69)      (0.50)        (0.37)
                               -------   ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                     $ 10.39   $     9.97  $    11.33  $    11.36       $ 10.74
                               =======   ==========  ==========  ==========       =======
Total Return                     6.77%*      (7.99%)      5.90%      10.70%         6.31%*
Net Assets at End of
 Period (000's)                $19,391   $   22,364  $   24,998  $   16,516       $13,187
Ratio of Gross Expenses
 to Average Net Assets           0.90%**      0.91%       0.88%       0.92%         1.00%**
Ratio of Net Expenses to
 Average Net Assets              0.90%**      0.88%       0.88%       0.92%         1.00%**
Ratio of Net Investment
 Income to Average Net
 Assets                          4.92%**      4.45%       4.29%       4.56%         4.66%**
Portfolio Turnover Rate         74.30%**     32.78%      27.30%      13.02%        14.86%**
-------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Money Market Fund
No-Load Class

                             Six-Month                                   Nine-Month      For the
                          Period Ended       For the Year Ended        Period Ended   Year Ended
                               June 30          December 31             December 31     March 31
                          ----------------------------------------------------------------------
                                  2000       1999      1998      1997          1996         1996
-------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $   1.00   $   1.00  $   1.00  $   1.00      $   1.00     $   1.00
Income from Investment
 Operations
 Net Investment Income            0.03       0.05      0.05      0.05          0.03         0.05
Less Distributions
 Dividends from Net
  Investment Income              (0.03)     (0.05)    (0.05)    (0.05)        (0.03)       (0.05)
                              --------   --------  --------  --------      --------     --------
Net Asset Value at End
 of Period                    $   1.00   $   1.00  $   1.00  $   1.00      $   1.00     $   1.00
                              ========   ========  ========  ========      ========     ========
Total Return                     2.77%*     4.65%     5.08%     4.93%         3.54%*       5.15%
Net Assets at End of
 Period (000's)               $222,031   $240,459  $227,329  $176,623      $161,356     $165,122
Ratio of Gross Expenses
 to Average Net Assets           0.98%**    0.95%     0.79%     0.78%         0.81%**      0.78%
Ratio of Net Expenses to
 Average Net Assets              0.80%**    0.81%     0.79%     0.78%         0.81%**      0.78%
Ratio of Net Investment
 Income to Average Net
 Assets                          5.52%**    4.55%     4.97%     4.82%         4.66%**      5.04%
-------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Tax-Free Money Market Fund
No-Load Class

                            Six-Month                                           Nine-Month      For the
                         Period Ended                                         Period Ended   Year Ended
                              June 30       For the Year Ended December 31     December 31     March 31
                         ------------------------------------------------------------------------------
                                 2000           1999        1998        1997          1996         1996
--------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  1.00     $     1.00  $     1.00  $     1.00       $  1.00      $  1.00
Income from Investment
 Operations
 Net Investment Income           0.02           0.03        0.03        0.03          0.02         0.03
Less Distributions
 Dividends from Net
  Investment Income             (0.02)         (0.03)      (0.03)      (0.03)        (0.02)       (0.03)
                              -------     ----------  ----------  ----------       -------      -------
Net Asset Value at End
 of Period                    $  1.00     $     1.00  $     1.00  $     1.00       $  1.00      $  1.00
                              =======     ==========  ==========  ==========       =======      =======
Total Return                    1.69%*         2.77%       3.07%       3.12%         2.29%*       3.44%
Net Assets at End of
 Period (000's)               $73,140     $   77,323  $   77,457  $   75,437       $73,164      $79,702
Ratio of Expenses to
 Average Net Assets             0.70%**++      0.66%+      0.63%       0.63%         0.65%**      0.65%
Ratio of Net Investment
 Income to Average Net
 Assets                         3.40%**        2.72%       3.04%       3.11%         3.03%**      3.40%
--------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.70% for the year ended December 31, 1999.
++ Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.74% for the six-month period ended June 30, 2000. The fee waiver expired on April 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. GENERAL
   This financial report is on 10 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   SAFECO Taxable Bond Trust
     SAFECO High-Yield Bond Fund
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
   SAFECO Managed Bond Trust
     SAFECO Managed Bond Fund
   SAFECO Tax-Exempt Bond Trust
     SAFECO California Tax-Free Income Fund
     SAFECO Municipal Bond Fund
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
   SAFECO Money Market Trust
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund
   Effective May 1, 2000, the GNMA Fund began issuing two new classes of shares--Class A and Class B shares. Also effective May 1, 2000, the High-Yield Bond Fund and Money Market Fund began issuing one new class of shares--Class C shares.
   In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.
   Security Valuation. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in the money market funds consist of short-term securities maturing within

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value. Other temporary investments purchased at par are valued at cost.
   Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   Income Recognition. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition. Interest is accrued on bonds and temporary investments daily. The Managed Bond Fund has elected to amortize premiums on securities purchased above par value. The funds in the Taxable Bond Trust have not elected to amortize premiums on securities purchased above par value.
   Dividends and Distributions to Shareholders. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sale deferrals. Undistributed/overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2000:

(In Thousands)                         Purchases    Sales
---------------------------------------------------------
High-Yield Bond Fund                    $ 15,855 $ 29,910
Intermediate-Term U.S. Treasury Fund      21,406   22,783
GNMA Fund                                 39,987   41,700
Managed Bond Fund                          4,375    4,624
California Tax-Free Income Fund           16,489   22,789
Municipal Bond Fund                      127,828  138,273
Intermediate-Term Municipal Bond Fund        493    1,239
Insured Municipal Bond Fund                7,284   11,026
---------------------------------------------------------

Purchases include $21,406 and $1,170 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively. Sales include $22,783 and $2,847 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                    VALUE
 (000's)                                                 (000's)

----------------------------------------------------------------
 COMMERCIAL PAPER - 43.0%

 Asset Backed Securities - 9.7%
  $11,000  Apreco, Inc.
           6.60%, due 7/24/00                           $ 10,950
    6,000  Apreco, Inc.
           6.56%, due 7/31/00                              5,969
    5,000  Apreco, Inc.
           6.60%, due 7/24/00                              4,981
    6,000  Moat Funding LLC
           6.18%, due 7/17/00                              5,986
    5,000  Moat Funding LLC
           6.56%, due 7/28/00                              4,977

 Consumer Finance - 4.1%
    6,000  Countrywide Funding Corp.
           6.55%, due 7/05/00                              5,998
    3,300  Countrywide Funding Corp.
           6.90%, due 7/07/00                              3,297

 Financial (Diversified) - 14.6%
    6,000  Associates First Capital BV
           6.58%, due 7/06/00                              5,997
    5,700  Associates First Capital BV
           6.58%, due 7/13/00                              5,690
    5,000  Cafco
           6.62%, due 8/04/00                              4,971
    5,000  Island Finance
           6.60%, due 7/10/00                              4,994
    1,600  PHH Corporation
           6.73%, due 7/07/00                              1,599
    6,000  PHH Corporation
           6.77%, due 7/20/00                              5,981
    3,700  PHH Corporation
           6.77%, due 7/21/00                              3,687

 Investment Banking & Brokerage - 6.1%
    3,500  Goldman Sachs Group, LP
           6.53%, due 7/11/00                              3,495
    4,200  Lehman Brothers Holdings, Inc.
           6.19%, due 9/07/00                              4,152
    6,000  Salomon Smith Barney
           6.52%, due 7/03/00                              6,000

 Photography/Imaging - 5.0%
    5,000  Xerox Corp.
           6.76%, due 7/05/00                              4,998
    6,380  Xerox Corp.
           7.20%, due 7/05/00                              6,377

 Trucks & Parts - 3.5%
    2,000  Cooperative Association of Tractor Dealers
           6.57%, due 7/07/00 (MBIA)                       1,998

 PRINCIPAL
 AMOUNT                                                    VALUE
 (000's)                                                 (000's)

----------------------------------------------------------------
  $ 6,000  Cooperative Association of Tractor Dealers
           6.57%, due 7/14/00 [MBIA]                    $  5,988
                                                        --------
 TOTAL COMMERCIAL PAPER                                   97,135
                                                        --------

 CORPORATE BONDS - 37.5%

 Banks (Major Regional) - 5.7%
    5,000  First Union Corp.
           5.625%, due 2/12/01                             4,970
    3,000  MBNA Corp.
           7.22%, due 2/09/01                              3,004
    5,000  MBNA Corp.
           7.425%, due 9/01/00
           Put Date 9/01/00                                5,001

 Banks (Regional) - 4.8%
   10,635  PNC Funding Corp.
           9.875 %, due 3/01/01                           10,820

 Consumer Finance - 0.9%
    1,630  Countrywide Funding Corp.
           5.62%, due 10/16/00                             1,626
      500  Countrywide Funding Corp.
           7.32%, due 8/15/00                                501

 Financial (Diversified) - 1.2%
    2,625  Heller Financial, Inc.
           5.875%, due 11/01/00                            2,620

 Health Care (Specialized Services) - 3.2%
    7,300  Everett Clinic
           6.72%, due 12/01/21
           Put Date 7/06/00                                7,300

 Homebuilding - 3.1%
    6,933  Summer Station Apartments, LLC
           6.67%, due 6/01/19
           Put Date 7/05/00                                6,933

 Insurance (Life & Health) - 4.9%
   11,000  First Allamerica Financial
           6.68%, due 8/05/04
           Put Date 8/05/00                               11,000

 Investment Banking & Brokerage - 10.7%
    8,000  # Goldman Sachs Group, Inc. (144A)
           6.935%, due 7/13/01                             8,000

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
  $8,000   Lehman Brothers Holdings, Inc.
           6.775%, due 5/23/01
           Put Date 9/07/00                                            $  8,000
   8,100   Morgan Stanley Dean Witter Co.
           6.90%, due 3/13/01
           Put Date 12/12/00                                              8,100

 Telecommunications (Equipment) - 3.0%
   6,870   AT&T Capital Corp.
           6.25%, due 5/15/01                                             6,839
                                                                       --------
 TOTAL CORPORATE BONDS                                                   84,714
                                                                       --------

 MUNICIPAL BONDS - 19.3%

 Health Care (Diversified) - 3.7%
     100   Bell County Health Facilities Development Revenue
           7.05%, due 7/01/00
           Put Date 7/06/00                                                 100
     150   Maury County Health and Educational Facilities Board
           Healthcare Revenue
           7.05%, due 12/01/00
           Put Date 7/06/00                                                 150
   8,100   New Hampshire Business Finance Authority Revenue
           7.50%, due 6/01/28
           Put Date 7/06/00                                               8,100

 Health Care (Long-Term Care) - 7.7%
   3,150   Bowie Assisted Living
           7.05%, due 7/01/23
           Put Date 7/05/00                                               3,150
   2,950   Maryland Health and Higher Education Facilities Authority
           Revenue (University of Maryland Medical System)
           7.00%, due 7/01/29
           Put Date 7/05/00                                               2,950
   6,185   Maryland Health and Higher Education Facilities Authority
           Revenue
           7.00%, due 1/01/28
           Put Date 7/05/00                                               6,185
     200   Maryland Health and Higher Education Facilities Authority
           Revenue
           7.00%, due 7/01/27
           Put Date 7/06/00                                                 200
   4,900   Village Green Finance Co.
           6.67%, due 11/01/22
           Put Date 7/05/00                                               4,900

 PRINCIPAL
 AMOUNT                                                            VALUE
 (000's)                                                         (000's)

-------------------------------------------------------------------------
 Homebuilding - 3.0%
  $1,000   Breckenridge Terrace LLC Tax Revenue
           6.73438%, due 5/01/39
           Put Date 7/06/00                                     $  1,000
   2,000   Eagle County Colorado Housing Facilities Revenue
           6.734%, due 5/01/39
           Put Date 7/06/00                                        2,000
   3,885   Tenderfoot Seasonal Housing Facilities Revenue
           6.734%, due 7/01/35
           Put Date 7/06/00                                        3,885

 Muni's (Municipalities) - 0.5%
   1,025   Allentown General Obligation Unlimited
           5.80%, due 11/15/00                                     1,022

 Retail (General Merchandise) - 3.5%
   8,000   Racetrac Capital, LLC
           6.67%, due 4/01/18
           Put Date 7/05/00                                        8,000

 Services (Commercial & Consumer) - 0.9%
   2,000   Wake Forest University
           6.67%, due 7/01/17
           Put Date 7/05/00                                        2,000
                                                                --------
 TOTAL MUNICIPAL BONDS                                            43,642
                                                                --------

 CASH EQUIVALENTS - 0.3%

 Investment Companies
     625   AIM Short-Term Investments Co. Liquid Assets Money
           Market Portfolio (Institutional Shares)                   625
                                                                --------
 TOTAL CASH EQUIVALENTS                                              625
                                                                --------
 TOTAL INVESTMENTS - 100.1%                                      226,116
 Other Assets, less Liabilities                                      (70)
                                                                --------
 NET ASSETS                                                     $226,046
                                                                ========
-------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/00. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $8,000,000 and the total value is 3.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                                     SAFECO GNMA FUND
                 ----------------------------------------------------------------
                          No-Load                     Class A          Class B
                 -------------------------------    ------------     ------------
                    Six-Month                         Two-Month*       Two-Month*
                 Period Ended       Year Ended      Period Ended     Period Ended
                      June 30      December 31           June 30          June 30
                         2000             1999              2000             2000
---------------------------------------------------------------------------------
Shares:
 Sales                    209            1,131                11               11
 Reinvestments             83              200                --               --
 Redemptions             (555)          (1,367)               --               --
                      -------          -------              ----             ----
 Net Change              (263)             (36)               11               11
                      =======          =======              ====             ====
Amounts:
 Sales                $ 1,880          $10,681              $100             $100
 Reinvestments            749            1,869                --               --
 Redemptions           (5,001)         (12,785)               --               --
                      -------          -------              ----             ----
 Net Change           $(2,372)         $  (235)             $100             $100
                      =======          =======              ====             ====
---------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class A and Class B shares) through June 30, 2000.

                                       SAFECO MUNICIPAL BOND FUND
               -------------------------------------------------------------------------------
                       No-Load                    Class A                    Class B
               -------------------------  -------------------------  -------------------------
                  Six-Month                  Six-Month                  Six-Month
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended
                    June 30  December 31       June 30  December 31       June 30  December 31
                       2000         1999          2000         1999          2000         1999
-----------------------------------------------------------------------------------------------
Shares:
 Sales                4,164        6,634            --            9             2           27
 Reinvestments          504        1,231             1            1             1            3
 Redemptions         (5,915)      (8,766)          (20)          (3)          (49)         (22)
                   --------    ---------         -----         ----         -----        -----
 Net Change          (1,247)        (901)          (19)           7           (46)           8
                   ========    =========         =====         ====         =====        =====
Amounts:
 Sales             $ 54,125    $  92,371         $  --         $125         $  26        $ 369
 Reinvestments        6,529       16,926             8           18            11           43
 Redemptions        (76,804)    (120,196)         (260)         (47)         (628)        (294)
                   --------    ---------         -----         ----         -----        -----
 Net Change        $(16,150)   $ (10,899)        $(252)        $ 96         $(591)       $ 118
                   ========    =========         =====         ====         =====        =====

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


               SAFECO INTERMEDIATE-TERM        SAFECO INSURED            SAFECO TAX-FREE
                 MUNICIPAL BOND FUND        MUNICIPAL BOND FUND         MONEY MARKET FUND
               -------------------------  -------------------------  -------------------------
                       No-Load                    No-Load                    No-Load
               -------------------------  -------------------------  -------------------------
                  Six-Month                  Six-Month                  Six-Month
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended
                    June 30  December 31       June 30  December 31       June 30  December 31
                       2000         1999          2000         1999          2000         1999
-----------------------------------------------------------------------------------------------
Shares:
 Sales                  123          226           301          921        25,450       64,599
 Reinvestments           14           35            20           51           935        1,944
 Redemptions           (243)        (270)         (698)        (935)      (30,568)     (66,677)
                    -------      -------       -------     --------      --------     --------
 Net Change            (106)          (9)         (377)          37        (4,183)        (134)
                    =======      =======       =======     ========      ========     ========
Amounts:
 Sales              $ 1,276      $ 2,434       $ 3,054     $  9,799      $ 25,450     $ 64,599
 Reinvestments          144          384           203          552           935        1,944
 Redemptions         (2,533)      (2,921)       (7,068)     (10,058)      (30,568)     (66,677)
                    -------      -------       -------     --------      --------     --------
 Net Change         $(1,113)     $  (103)      $(3,811)    $    293      $ (4,183)    $   (134)
                    =======      =======       =======     ========      ========     ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


5. COMPONENTS OF NET ASSETS
   At June 30, 2000, the components of net assets were as follows:

                                                       SAFECO
                                  SAFECO    INTERMEDIATE-TERM
                              HIGH-YIELD        U.S. TREASURY       SAFECO
(In Thousands)                 BOND FUND                 FUND    GNMA FUND
--------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 in Which There is an Excess
 of Value Over Identified
 Cost                            $   439              $   152      $   186
Aggregate Gross Unrealized
 Depreciation on Investments
 in Which There is an Excess
 of Identified Cost Over
 Value                            (5,402)                (151)        (577)
                                 -------              -------      -------
Net Unrealized
 Appreciation/(Depreciation)      (4,963)                   1         (391)
Accumulated Net Realized
 Gain (Loss) on Investments       (4,115)**              (759)**    (3,178)**
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                      72,513               20,248       40,665
                                 -------              -------      -------
Net Assets at June 30, 2000      $63,435              $19,490      $37,096
                                 =======              =======      =======

                                                             SAFECO
                                     SAFECO              CALIFORNIA          SAFECO
                                    MANAGED                TAX-FREE       MUNICIPAL
(In Thousands)                    BOND FUND             INCOME FUND       BOND FUND
-----------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments in Which
 There is an Excess of
 Value Over Identified
 Cost                                $   33                 $ 3,034        $ 29,931
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There is an Excess of
 Identified Cost Over
 Value                                 (127)                 (2,687)         (8,070)
                                     ------                 -------        --------
Net Unrealized
 Appreciation
 (Depreciation)                         (94)                    347          21,861
Accumulated Net Realized
 Gain (Loss) on
 Investments:
Wash Sale Deferral*                     (26)                     --              --
Other                                  (422)**               (2,650)**       (3,228)**
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)                   8,412                  90,820         449,934
                                     ------                 -------        --------
Net Assets at June 30,
 2000                                $7,870                 $88,517        $468,567
                                     ======                 =======        ========
-----------------------------------------------------------------------------------------

 *Represents accumulated realized losses not currently available to offset future distributions.
** At December 31, 1999, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for federal income tax purposes, which expire as follows:

                                                       Amounts Expiration Dates
                                                       ------- ----------------
   High-Yield Bond Fund                                 $2,166        2004-2007
   Intermediate-Term U.S. Treasury Fund                    282        2001-2006
   GNMA Fund                                             2,441        2001-2004
   Managed Bond Fund                                       248             2007
   California Tax-Free Income Fund                       1,042             2007
   Municipal Bond Fund                                   1,565             2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                                                            SAFECO     SAFECO
                                                 INTERMEDIATE-TERM    INSURED
                                                         MUNICIPAL  MUNICIPAL
(In Thousands)                                           BOND FUND  BOND FUND
-----------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation on
 Investments in Which There is an Excess of
 Value Over Identified Cost                                $   232    $   523
Aggregate Gross Unrealized Depreciation on
 Investments in Which There is an Excess of
 Identified Cost Over Value                                   (104)      (511)
                                                           -------    -------
Net Unrealized Appreciation                                    128         12
Accumulated Net Realized Gain (Loss) on
 Investments                                                    35       (726)
Paid in Capital (Par Value $.001, Unlimited
 Shares Authorized)                                         13,367     20,105
                                                           -------    -------
Net Assets at June 30, 2000                                $13,530    $19,391
                                                           =======    =======

                                                                       SAFECO
                                                          SAFECO     TAX-FREE
                                                    MONEY MARKET MONEY MARKET
(In Thousands)                                              FUND         FUND
-----------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation on
 Investments in Which There Is an Excess of Value
 Over Identified Cost                                   $     --      $    --
Aggregate Gross Unrealized Depreciation on
 Investments in Which There Is an Excess of
 Identified Cost Over Value                                   --           --
                                                        --------      -------
Net Unrealized Appreciation                                   --           --
Paid in Capital (Par Value $.001, Unlimited Shares
 Authorized)                                             226,046       73,140
                                                        --------      -------
Net Assets at June 30, 2000                             $226,046      $73,140
                                                        ========      =======

6. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

                           High-Yield Bond Fund:
                            First $250 million    .65%
                            Next $500 million     .55
                            Over $750 million     .50

Intermediate-Term U.S. Treasury
 and GNMA Funds:
 First $250 million              .55%
 Next $500 million               .50
 Next $500 million               .45
 Over $1.25 billion              .40


                           Managed Bond Fund:
                            First $750 million  .50%
                            Next $500 million   .45
                            Over $1.25 billion  .40

Intermediate-Term Municipal,
 Municipal, California Tax-Free
 Income and Insured Municipal
 Funds:
 First $250 million              .50%
 Next $500 million               .45
 Over $750 million               .40

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


Money Market and Tax-Free Money
 Market Funds
 First $250 million              .50%
 Next $500 million               .45
 Next $500 million               .40
 Over $1.25 billion              .35

   Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:                                    Fund Administration:
 First $200 million          .04%                   First $200 million                     .05%
 Over $200 million           .01                    Over $200 million                      .01

   Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.
   Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2000, the GNMA and Tax-Free Money Market Funds had 6.63% notes payable to American States Economy (SAFECO Affiliate) for $65,000 and $130,000, respectively. The notes were repaid on July 3, 2000.
   Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 2000.
   Affiliate Ownership. At June 30, 2000, SAFECO Insurance Company of America owned 500,000 shares (or 26% of outstanding shares) of the Intermediate-Term U.S. Treasury Fund, 397,434 shares (or 31%) of the Intermediate-Term Municipal Bond Fund, and 605,644 shares (or 33%) of the Insured Bond Fund. SAFECO Asset Management Company owned 452,103 shares (or 46%) of the Managed Bond Fund.
   Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company has agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution, shareholder service, and interest) which exceed, on an annual basis, 0.30% of the average daily net assets for the Money Market and Tax-Free Money Market Funds and 0.40% for all other Funds.
   Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares for the six-month period ended June 30, 2000:

                                      Commissions
                                         Retained
                                          (000's)
-------------------------------------------------
High-Yield Bond Fund                         $666
Intermediate-Term U.S. Treasury Fund          242
Managed Bond Fund                              10
California Tax-Free Income Fund               201
-------------------------------------------------

SAFECO FIXED-INCOME FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
David H. Longhurst Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm Pacific Time

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com



GMF 1055 8/00

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.